UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

Stephen C. Rogers 1875 Lawrence Street, Suite 300 Denver, CO 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT

February 28, 2022

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2022

About Your Fund’s Expenses (Unaudited) February 28, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 971	$3.55	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.64	0.73%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 972	$3.65	0.75%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.74	0.75%
K Shares
Based on Actual Fund Return	$1,000	$ 968	$6.10	1.26%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.26	1.26%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$0.30	0.06%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.30	0.06%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 972	$1.97	0.41%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.02	0.41%
K Shares
Based on Actual Fund Return	$1,000	$ 970	$4.43	0.91%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.55	0.91%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 972	$2.86	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.93	0.59%
K Shares
Based on Actual Fund Return	$1,000	$ 969	$5.32	1.10%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.45	1.10%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 971	$3.74	0.77%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.84	0.77%
K Shares
Based on Actual Fund Return	$1,000	$ 969	$6.20	1.28%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.36	1.28%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 181 days in most recent fiscal half-year/365.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
Shelton Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$977	$3.36	0.69%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.44	0.69%
K Shares
Based on Actual Fund Return	$1,000	$ 975	$5.83	1.20%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.96	1.20%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 915	$2.39	0.51%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.53	0.51%
K Shares
Based on Actual Fund Return	$1,000	$ 913	$4.69	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.95	0.99%

Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 798	$5.03	1.14%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.65	1.14%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 181 days in most recent fiscal half-year/365.

About Your Fund’s Expenses (Unaudited) February 28, 2022 (Continued)

Top Holdings and Sector Breakdowns (Unaudited) February 28, 2022

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$3,162,923	6.1%
2	William S Hart Union High School District	General Obligation Bonds; 2001 2005 Election, Series B	$3,067,031	5.9%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	$2,701,326	5.2%
4	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	$2,638,745	5.1%
5	East Bay Municipal Utility District Water System Revenue	General Obligation Refunding Bonds 2013A	$2,290,465	4.4%
6	San Mateo Foster City Public Financing Authority	Water System Revenue Bonds; 2015 Series B	$2,261,711	4.4%
7	Milpitas Unified School District/CA	City of San Mateo Wastewater Revenue Bonds 2019	$2,163,781	4.2%
8	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	$2,146,842	4.2%
9	California Health Facilities Financing Authority	Kaiser Permanente Revenue Bonds, Series 2017A-1	$2,020,819	3.9%
10	Los Angeles Department of Water & Power Water System Revenue	Water System Revenue Bonds, 2012 Series A	$2,011,025	3.9%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	08/15/2027	$3,897,672	21.8%
2	United States Treasury Bill	08/15/2023	$2,646,211	14.8%
3	United States Treasury Bill	05/15/2025	$2,232,484	12.5%
4	United States Treasury Bill	02/29/2024	$1,317,367	7.4%
5	United States Treasury Bill	11/15/2028	$1,298,953	7.3%
6	United States Treasury Bill	02/15/2026	$932,781	5.2%
7	United States Treasury Bill	07/31/2026	$857,672	4.8%
8	United States Treasury Bill	04/30/2026	$820,656	4.6%
9	United States Treasury Bill	02/15/2025	$808,875	4.5%
10	United States Treasury Bill	05/15/2037	$699,473	3.9%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	05/03/2022	$5,198,885	15.9%
2	United States Treasury Bill	03/31/2022	$4,699,595	14.4%
3	United States Treasury Bill	03/10/2022	$4,099,954	12.5%
4	United States Treasury Bill	04/19/2022	$3,898,965	11.9%
5	United States Treasury Bill	04/28/2022	$3,499,239	10.7%
6	United States Cash Management Bill	05/31/2022	$3,496,469	10.7%
7	United States Treasury Bill	03/15/2022	$2,399,952	7.3%
8	United States Treasury Bill	05/26/2022	$1,899,633	5.8%
9	United States Cash Management Bill	06/07/2022	$1,698,265	5.2%
10	United States Treasury Bill	03/03/2022	$899,998	2.8%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)February 28, 2022

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$16,393,444	7.0%
2	Microsoft Corp	$14,249,295	6.0%
3	Amazon.com Inc	$8,531,960	3.6%
4	Alphabet Inc	$5,159,177	2.2%
5	Alphabet Inc	$4,823,702	2.0%
6	Tesla Inc	$4,481,844	1.9%
7	NVIDIA Corp	$3,856,244	1.6%
8	Berkshire Hathaway Inc	$3,781,216	1.6%
9	Meta Platforms Inc	$3,192,462	1.4%
10	UnitedHealth Group Inc	$2,847,130	1.2%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Molina Healthcare Inc	$949,763	0.8%
2	Camden Property Trust	$891,099	0.7%
3	Targa Resources Corp	$792,154	0.6%
4	Builders FirstSource Inc	$757,744	0.6%
5	Alcoa Corp	$750,462	0.6%
6	Steel Dynamics Inc	$725,351	0.6%
7	Fair Isaac Corp	$708,670	0.6%
8	First Horizon Corp	$699,774	0.6%
9	Jones Lang LaSalle Inc	$661,593	0.5%
10	East West Bancorp Inc	$658,364	0.5%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
5.3%
3.7%
14.1%
17.9%
6.4%
27.2%
15.8%
7.7%
1.9%
Basic Materials
Communications
Consumer, Cyclical
Consumer, Non-cyclical
Energy
Financial
Industrial
Information Technology
Utilities

1	PDC Energy Inc	$404,476	0.6%
2	Omnicell Inc	$357,071	0.6%
3	Matador Resources Co	$351,664	0.5%
4	Old National Bancorp/IN	$348,817	0.5%
5	Range Resources Corp	$343,034	0.5%
6	UFP Industries Inc	$339,399	0.5%
7	Chart Industries Inc	$326,777	0.5%
8	Southwestern Energy Co	$325,588	0.5%
9	Rogers Corp	$324,870	0.5%
10	AMN Healthcare Services Inc	$323,833	0.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)February 28, 2022

Shelton Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$7,380,113	2.9%
3	Amazon.com Inc	$6,142,520	2.4%
4	Comcast Corp	$5,611,200	2.2%
5	UnitedHealth Group Inc	$5,567,679	2.2%
6	JPMorgan Chase & Co	$5,445,120	2.1%
7	McKesson Corp	$5,306,728	2.1%
8	AmerisourceBergen Corp	$5,131,080	2.0%
9	Coca-Cola Co/The	$5,116,128	2.0%
10	Public Storage	$5,112,288	2.0%
11	Chevron Corp	$5,040,000	2.0%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$142,012,942	12.4%
2	Microsoft Corp	$117,598,963	10.3%
3	Amazon.com Inc	$81,649,447	7.1%
4	Alphabet Inc - Class C	$45,823,787	4.0%
5	NVIDIA Corp	$44,974,962	3.9%
6	Alphabet Inc	$44,934,890	3.9%
7	Alphabet Inc - Class A	$42,594,277	3.7%
8	Meta Platforms Inc	$39,197,556	3.4%
9	Broadcom Inc	$21,029,765	1.8%
10	Cisco Systems Inc/Delaware	$20,457,217	1.8%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	JinkoSolar Holding Co Ltd	$15,132,390	5.5%
2	Vestas Wind Systems A/S	$13,224,800	4.8%
3	Tesla Inc	$13,056,450	4.8%
4	Brookfield Renewable Corp	$12,892,650	4.7%
5	Taiwan Semiconductor Manufacturing Co Ltd	$11,878,110	4.3%
6	Applied Materials Inc	$10,736,000	3.9%
7	CRISPR Therapeutics AG	$9,205,500	3.4%
8	Switch Inc	$9,107,000	3.3%
9	QUALCOMM Inc	$8,771,490	3.2%
10	Moderna Inc	$8,755,200	3.2%

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) 2/28/22

Security Description	Par Value	Value

Municipal Bonds (93.77%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Butte-Glenn Community College District, 4.000%, 08/01/2026	$1,000,000	$1,012,972
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	2,020,819
CALIFORNIA HOUSING FINANCE
California Housing Finance Agency, 4.000%, 03/20/2033	362,362	399,284
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,371,550
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	570,939
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	916,846
CALIFORNIA STATE UNIVERSITY
California State University, 4.000%, 11/01/2030	1,100,000	1,123,697
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.000%, 06/01/2044	500,000	552,256
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,763,988
CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue, 5.000%, 02/01/2025	750,000	791,623
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,176,827
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	2,050,000	2,290,465
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	175,758
EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	2,975,000	3,162,923
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,824,828
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 08/15/2023	1,000,000	1,055,202
LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA
Los Angeles Community College District/CA, 5.000%, 08/01/2028	865,000	942,023
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	541,398
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 07/01/2023	1,500,000	1,580,090
LOS ANGELES DEPARTMENT OF WATER & POWER
Los Angeles Department of Water & Power Water System Revenue, 5.000%, 07/01/2037	1,985,000	2,011,025
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,638,745
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District/CA, 3.000%, 08/01/2034	2,000,000	2,163,781
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District, 5.000%, 08/01/2034	345,000	364,398
PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 08/01/2023	290,000	301,951
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	770,000	810,890
SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District, 5.000%, 08/01/2027	1,175,000	1,241,064
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 4.000%, 08/01/2034	645,000	723,889
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	2,300,000	2,701,328
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	755,424
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,295,936

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Security Description	Par Value	Value
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	$2,000,000	$2,261,711
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority, 5.000%, 04/01/2034	1,000,000	1,112,734
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,146,842
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	931,503
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	368,119
UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	999,220
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	3,595,000	3,067,031

Total Municipal Bonds (Cost $47,090,304)		49,169,079

Variable Rate Demand Notes (4.77%)
Metropolitan Water District of Southern California, 0.160%, 07/01/2035*,**	2,000,000	2,000,000
Santa Clara Valley Transportation Authority, 0.130%, 04/01/2036*,**	500,000	500,000
Total Variable Rate Demand Notes (Cost $2,500,000)		2,500,000

Total Investments (Cost $49,590,304) (98.54%)		51,669,079
Other Net Assets (1.46%)		764,769
Net Assets (100.00%)		$52,433,848

*In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

**Rate Effective as of February 28, 2022

U.S. Government Securities FundPortfolio of Investments (Unaudited) 2/28/22

Security Description	Par Value	Value

Government National Mortgage Association (2.21%)
3.500%, 11/20/2044	$125,066	$131,614
5.000%, 03/15/2038	84,721	94,930
5.500%, 01/15/2025	12,246	13,278
5.500%, 04/15/2036	66,729	72,492
6.000%, 06/15/2038	28,338	32,316
6.000%, 01/15/2026	49,042	54,442
Total Government National Mortgage Association (Cost $370,103)		399,072

United States Treasury Bonds (11.78%)
5.000%, 05/15/2037	500,000	699,473
6.000%, 02/15/2026	800,000	932,781
6.375%, 08/15/2027	400,000	495,922
Total United States Treasury Bonds (Cost $1,999,883)		2,128,176

United States Treasury Notes (77.71%)
0.375%, 03/31/2022	500,000	500,081
2.000%, 02/15/2025	800,000	808,875
2.125%, 05/15/2025	2,200,000	2,232,484
2.125%, 02/29/2024	1,300,000	1,317,367
2.250%, 08/15/2027	3,800,000	3,897,674
2.375%, 05/15/2029	500,000	518,984
2.375%, 04/30/2026	800,000	820,656

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Security Description	Shares	Value

Common Stock (99.87%)

Basic Materials (2.09%)
Air Products and Chemicals Inc	1,404	$331,765
Albemarle Corp	729	142,804
Celanese Corp	763	106,271
CF Industries Holdings Inc	1,457	118,294
Dow Inc	4,894	288,550
DuPont de Nemours Inc	3,319	256,791
Eastman Chemical Co	893	105,794
Ecolab Inc	1,622	285,894
FMC Corp	891	104,470
Freeport-McMoRan Inc	9,035	424,193

Security Description	Shares	Value

International Flavors & Fragrances Inc	1,613	$214,529
International Paper Co	2,697	117,400
Linde PLC	3,277	960,947
LyondellBasell Industries NV	1,667	162,082
The Mosaic Co	2,068	108,425
Newmont Corp	5,247	347,351
Nucor Corp	1,924	253,237
PPG Industries Inc	1,558	207,915
The Sherwin-Williams Co	1,539	404,957
Total Basic Materials		4,941,669

Communications (14.55%)
Alphabet Inc - Class A*	1,910	5,159,176

Security Description	Shares	Value

Alphabet Inc - Class C*	1,788	$4,823,701
Amazon.com Inc*,(a)	2,778	8,531,959
Arista Networks Inc*	1,464	179,677
AT&T Inc	45,311	1,073,418
Booking Holdings Inc*	261	566,957
CDW Corp	920	158,663
Charter Communications Inc*	804	483,831
Cisco Systems Inc	26,744	1,491,513
Comcast Corp	29,067	1,359,173
Corning Inc	4,990	201,596
Discovery Inc - Class A*,#	1,116	31,304
Discovery Inc - Class C*	1,878	52,528
DISH Network Corp*	1,784	57,017

Security Description	Par Value	Value
2.500%, 08/15/2023	$2,600,000	$2,646,211
3.125%, 11/15/2028	1,200,000	1,298,953
Total United States Treasury Notes (Cost $13,983,318)		14,041,285

United States Treasury Bills (7.44%)
0.375%, 08/15/2024	500,000	485,898
0.625%, 07/31/2026	900,000	857,672
Total United States Treasury Bills (Cost $1,395,216)		1,343,570

Total Investments (Cost $17,748,520) (99.14%)		17,912,103
Other Net Assets (0.86%)		155,820
Net Assets (100.00%)		$18,067,923

The United States Treasury TrustPortfolio of Investments (Unaudited) 2/28/22

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (98.56%)
03/03/2022	$900,000	$899,998
03/10/2022	4,100,000	4,099,954
03/15/2022	2,400,000	2,399,952
03/31/2022	4,700,000	4,699,595
04/19/2022	3,900,000	3,898,965
04/28/2022	3,500,000	3,499,239
05/03/2022	5,200,000	5,198,885
05/10/2022	900,000	899,720
05/26/2022	1,900,000	1,899,633
05/31/2022	3,500,000	3,496,469
06/07/2022	1,700,000	1,698,265
Total United States Treasury Bills, DN (Cost $32,690,675)		32,690,675

Total Investments (Cost $32,690,675) (98.56%)		32,690,675
Other Net Assets (1.44%)		478,274
Net Assets (100.00%)		$33,168,949

(a) Discount Note. Yield to maturity is between 0.02% - 0.40%.

S&P 500 Index FundPortfolio of Investments (Unaudited) 2/28/22

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Security Description	Shares	Value

eBay Inc	4,277	$233,481
Etsy Inc*	797	123,447
Expedia Group Inc*	887	173,950
F5 Inc*	424	85,160
FactSet Research Systems Inc	239	97,056
Fox Corp - Class A	2,335	97,673
Fox Corp - Class B	1,242	47,519
The Interpublic Group of Cos Inc	2,667	98,146
Juniper Networks Inc	2,302	77,785
Lumen Technologies Inc	6,449	66,812
Match Group Inc*	1,756	195,776
Meta Platforms Inc*,(a)	15,128	3,192,461
Motorola Solutions Inc	1,074	236,742
Netflix Inc*	2,808	1,107,812
News Corp - Class A	2,672	59,639
News Corp - Class B	910	20,411
NortonLifeLock Inc	4,015	116,355
Omnicom Group Inc	1,397	117,194
Paramount Global	3,816	116,808
T-Mobile US Inc*	3,810	469,430
Twitter Inc*	5,110	181,661
VeriSign Inc*	617	131,865
Verizon Communications Inc	26,273	1,410,072
The Walt Disney Co*	11,531	1,711,892
Total Communications		34,339,660

Consumer, Cyclical (9.43%)
Advance Auto Parts Inc	415	84,859
Alaska Air Group Inc*	808	45,361
American Airlines Group Inc*,#	3,057	52,733
Aptiv PLC*	1,715	221,990
AutoZone Inc*	139	259,011
Bath & Body Works Inc	1,525	81,389
Best Buy Co Inc	1,434	138,582
BorgWarner Inc	1,412	57,906
Caesars Entertainment Inc*	945	79,560
CarMax Inc*	1,034	113,047
Carnival Corp*	5,174	105,187
Chipotle Mexican Grill Inc*	175	266,586
Copart Inc*	1,407	172,892
Costco Wholesale Corp	2,805	1,456,496
Cummins Inc	11	2,245
Darden Restaurants Inc	850	123,437
Delta Air Lines Inc*	4,086	163,113
Dollar General Corp	1,519	301,278
Dollar Tree Inc*	1,536	218,235
Domino’s Pizza Inc	233	100,705
DR Horton Inc	2,165	184,891
Fastenal Co	3,749	192,924
Ford Motor Co	24,901	437,262
General Motors Co*	8,316	388,524
Genuine Parts Co	908	110,921
Hasbro Inc	832	80,746
Hilton Worldwide Holdings Inc*	1,779	264,822
The Home Depot Inc	6,747	2,130,905
Las Vegas Sands Corp*	2,145	91,935
Lennar Corp	1,796	161,424

Security Description	Shares	Value

Live Nation Entertainment Inc*	836	$101,006
LKQ Corp	1,848	86,764
Lowe’s Cos Inc	4,486	991,675
Marriott International Inc*	1,737	295,533
McDonald’s Corp	4,739	1,159,965
MGM Resorts International	2,752	121,886
Newell Brands Inc	2,691	63,911
NIKE Inc	8,098	1,105,782
Norwegian Cruise Line Holdings Ltd*,#	1,599	31,165
NVR Inc*	21	104,127
O’Reilly Automotive Inc*	437	283,718
PACCAR Inc	2,262	207,674
Penn National Gaming Inc*	674	34,610
Pool Corp	269	123,358
PulteGroup Inc	1,717	85,266
PVH Corp	464	45,421
Ralph Lauren Corp	314	41,461
Ross Stores Inc	2,266	207,090
Royal Caribbean Cruises Ltd*	1,236	99,770
Southwest Airlines Co*	3,416	149,621
Starbucks Corp	7,482	686,773
Tapestry Inc	1,811	74,070
Target Corp	3,182	635,668
Tesla Inc*	5,149	4,481,843
The TJX Cos Inc	7,758	512,804
Tractor Supply Co	760	154,880
Ulta Beauty Inc*	359	134,446
Under Armour Inc - Class A*	1,210	21,647
Under Armour Inc - Class C*	1,218	19,037
United Airlines Holdings Inc*	1,732	76,901
VF Corp	2,109	122,364
Walgreens Boots Alliance Inc	4,694	216,346
Walmart Inc	8,832	1,193,733
Whirlpool Corp	434	87,351
WW Grainger Inc	277	132,146
Wynn Resorts Ltd*	526	45,510
Yum! Brands Inc	1,876	229,960
Total Consumer, Cyclical		22,254,248

Consumer, Non-Cyclical (19.98%)
Abbott Laboratories	11,250	1,356,975
AbbVie Inc	11,214	1,67,093
ABIOMED Inc*	310	96,329
Align Technology Inc*	473	241,921
Altria Group Inc	11,904	610,556
AmerisourceBergen Corp	1,034	147,376
Amgen Inc	3,603	816,007
Anthem Inc	1,547	699,012
Archer-Daniels-Midland Co	3,634	285,087
Automatic Data Processing Inc	2,684	548,717
Avery Dennison Corp	567	99,905
Baxter International Inc	3,172	269,525
Becton Dickinson and Co	1,860	504,581
Biogen Inc*	968	204,258
Bio-Rad Laboratories Inc*	147	92,016
Bio-Techne Corp	246	103,175

Security Description	Shares	Value

Boston Scientific Corp*	9,036	$399,120
Bristol-Myers Squibb Co	14,101	968,316
Brown-Forman Corp	1,285	83,821
Campbell Soup Co	1,162	52,255
Cardinal Health Inc	1,916	103,483
Catalent Inc*	1,096	111,836
Centene Corp*	3,700	305,694
Charles River Laboratories International Inc*	322	93,754
Church & Dwight Co Inc	1,558	152,450
Cigna Corp	2,207	524,780
Cintas Corp	576	216,184
The Clorox Co	779	113,570
The Coca-Cola Co	24,654	1,534,465
Colgate-Palmolive Co	5,442	418,762
Conagra Brands Inc	2,987	104,455
Constellation Brands Inc	1,109	239,123
The Cooper Cos Inc	316	129,250
Corteva Inc	4,866	253,178
CVS Health Corp	8,374	867,965
Danaher Corp	4,032	1,106,421
DaVita Inc*	482	54,355
DENTSPLY SIRONA Inc	1,160	62,802
Dexcom Inc*	627	259,522
Edwards Lifesciences Corp*	3,955	444,423
Eli Lilly & Co	5,038	1,259,248
Equifax Inc	794	173,362
The Estee Lauder Cos Inc	1,489	441,235
FleetCor Technologies Inc*	571	133,728
Gartner Inc*	553	155,072
General Mills Inc	3,992	269,181
Gilead Sciences Inc	8,067	487,247
Global Payments Inc	1,899	253,289
HCA Healthcare Inc	1,564	391,485
Henry Schein Inc*	1,009	87,157
The Hershey Co	941	190,327
Hologic Inc*	1,678	119,423
Hormel Foods Corp	1,912	91,088
Humana Inc	829	360,051
IDEXX Laboratories Inc*	539	286,937
Illumina Inc*	953	311,250
Incyte Corp*	1,229	83,941
Intuitive Surgical Inc*	2,274	660,210
IQVIA Holdings Inc*	1,146	263,718
The J M Smucker Co	745	100,389
Johnson & Johnson	16,706	2,749,306
Kellogg Co	1,661	106,204
Kimberly-Clark Corp	2,137	278,131
The Kraft Heinz Co	4,282	167,940
The Kroger Co	4,315	201,942
Laboratory Corp of America Holdings*	636	172,521
Lamb Weston Holdings Inc	955	63,441
MarketAxess Holdings Inc	260	99,172
McCormick & Co Inc	1,581	150,464
McKesson Corp	981	269,736
Medtronic PLC	8,528	895,355
Merck & Co Inc	16,064	1,230,181
Moderna Inc*	2,228	342,221

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Huntington Bancshares Inc	7,104	$110,254
Intercontinental Exchange Inc	3,620	463,794
Invesco Ltd	2,486	52,803
Iron Mountain Inc	1,369	67,327
JPMorgan Chase & Co	18,963	2,688,953
KeyCorp	6,069	152,150
Kimco Realty Corp	2,994	70,449
Lincoln National Corp	1,186	79,960
Loews Corp	1,289	79,067
M&T Bank Corp	837	152,527
Marsh & McLennan Cos Inc	3,215	499,643
Mastercard Inc	5,528	1,994,613
MetLife Inc	4,786	323,294
Mid-America Apartment Communities Inc	47	9,617
Morgan Stanley	9,263	840,525
Nasdaq Inc	749	128,191
Northern Trust Corp	1,359	154,790
People’s United Financial Inc	2,887	60,858
The PNC Financial Services Group Inc	2,697	537,377
Principal Financial Group Inc	1,584	111,894
The Progressive Corp	3,713	393,318
Prologis Inc	4,691	684,182
Prudential Financial Inc	2,454	274,014
Public Storage	993	352,535
Raymond James Financial Inc	1,273	139,584
Realty Income Corp	3,496	231,051
Regency Centers Corp	1,109	73,072
Regions Financial Corp	6,273	151,744
SBA Communications Corp	725	219,958
Signature Bank	386	133,128
Simon Property Group Inc	2,085	286,813
State Street Corp	2,304	196,600
SVB Financial Group*	354	214,524
Synchrony Financial	3,546	151,698
T Rowe Price Group Inc	1,478	213,660
The Travelers Cos Inc	1,583	272,007
Truist Financial Corp	8,471	527,066
UDR Inc	1,770	97,120
US Bancorp	8,720	493,029
Ventas Inc	2,564	138,456
Visa Inc	10,710	2,314,645
Vornado Realty Trust	1,028	44,492
W R Berkley Corp	890	80,367
Wells Fargo & Co	25,690	1,371,075
Welltower Inc	2,792	232,546
Weyerhaeuser Co	4,832	187,868
Willis Towers Watson PLC	841	186,954
Zions Bancorp NA	1,054	74,718
Total Financial		36,280,782

Industrial (7.70%)
3M Co	3,672	545,843
A O Smith Corp	942	64,602
Agilent Technologies Inc	1,952	254,463
Allegion plc	601	68,827
Amcor PLC	10,244	119,138
AMETEK Inc	1,502	194,945

Security Description	Shares	Value

Pioneer Natural Resources Co	1,139	$272,904
Schlumberger NV	9,092	356,770
SolarEdge Technologies Inc*	334	106,686
Valero Energy Corp	2,663	222,387
The Williams Cos Inc	7,926	247,925
Total Energy		8,741,771

Financial (15.38%)
Aflac Inc	4,066	248,392
Alexandria Real Estate Equities Inc	700	132,580
The Allstate Corp	1,925	235,543
American Express Co	4,083	794,307
American International Group Inc	5,427	332,349
American Tower Corp	2,901	658,150
Ameriprise Financial Inc	721	216,149
Aon PLC	1,432	418,344
Arthur J Gallagher & Co	1,256	198,687
Assurant Inc	431	73,145
AvalonBay Communities Inc	903	215,447
Bank of America Corp	46,994	2,077,135
The Bank of New York Mellon Corp	5,190	275,849
Berkshire Hathaway Inc*,(a)	11,763	3,781,215
BlackRock Inc	908	675,452
Boston Properties Inc	925	113,137
Brown & Brown Inc	1,483	100,266
Capital One Financial Corp	2,831	433,907
Cboe Global Markets Inc	706	82,807
CBRE Group Inc*	2,058	199,317
The Charles Schwab Corp	9,527	804,650
Chubb Ltd	2,784	566,934
Cincinnati Financial Corp	1,038	127,456
Citigroup Inc	12,862	761,816
Citizens Financial Group Inc	2,789	146,199
CME Group Inc	2,279	539,052
Comerica Inc	908	86,705
Crown Castle International Corp	2,780	463,120
Digital Realty Trust Inc	1,471	198,467
Discover Financial Services	1,900	234,536
Duke Realty Corp	2,510	133,030
Equinix Inc	581	412,353
Equity Residential	2,236	190,731
Essex Property Trust Inc	425	134,797
Everest Re Group Ltd	280	83,502
Extra Space Storage Inc	844	158,799
Federal Realty Investment Trust	449	52,793
Fifth Third Bancorp	4,528	216,620
First Republic Bank	1,159	200,808
Franklin Resources Inc	1,991	59,192
Globe Life Inc	628	63,403
The Goldman Sachs Group Inc	2,139	730,019
The Hartford Financial Services Group Inc	2,340	162,583
Healthpeak Properties Inc	3,020	93,801
Host Hotels & Resorts Inc*	4,539	82,928

Security Description	Shares	Value

Molson Coors Beverage Co	1,200	$62,616
Mondelez International Inc	9,036	591,677
Monster Beverage Corp*	2,413	203,657
Moody’s Corp	1,054	339,420
Nielsen Holdings PLC	1,879	32,732
Organon & Co	1,633	60,960
PayPal Holdings Inc*	7,426	831,192
PepsiCo Inc	8,771	1,436,164
PerkinElmer Inc	711	127,703
Pfizer Inc	35,581	1,670,172
Philip Morris International Inc	9,890	999,582
The Procter & Gamble Co	15,404	2,401,330
Quanta Services Inc	883	96,194
Quest Diagnostics Inc	775	101,734
Regeneron Pharmaceuticals Inc*	673	416,156
ResMed Inc	946	233,426
Robert Half International Inc	808	97,194
Rollins Inc	693	22,613
S&P Global Inc	2,260	849,265
STERIS PLC	603	144,720
Stryker Corp	2,135	562,252
Sysco Corp	3,326	289,695
Teleflex Inc	318	106,947
Thermo Fisher Scientific Inc	2,496	1,357,824
Tyson Foods Inc	1,921	178,000
United Rentals Inc*	459	147,624
UnitedHealth Group Inc	5,983	2,847,129
Universal Health Services Inc	552	79,449
Verisk Analytics Inc	1,061	188,158
Vertex Pharmaceuticals Inc*	1,646	378,613
Viatris Inc	4,634	51,020
Waters Corp*	405	128,276
West Pharmaceutical Services Inc	474	183,476
Zimmer Biomet Holdings Inc	1,338	170,180
Zoetis Inc	3,007	582,306
Total Consumer, Non-Cyclical		47,146,925

Energy (3.70%)
APA Corp	2,792	99,479
Baker Hughes Co	3,384	99,422
Coterra Energy Inc	2,603	60,728
Chevron Corp	12,272	1,767,168
ConocoPhillips	8,498	806,120
Devon Energy Corp	2,767	164,775
Diamondback Energy Inc	1,031	142,381
EOG Resources Inc	3,810	437,845
Enphase Energy Inc*	825	137,528
Exxon Mobil Corp	26,867	2,106,910
Halliburton Co	6,038	202,454
Hess Corp	1,823	184,232
Kinder Morgan Inc	12,716	221,258
Marathon Oil Corp	5,187	117,019
Marathon Petroleum Corp	4,050	315,374
Occidental Petroleum Corp	5,528	241,739
ONEOK Inc	2,916	190,415
Phillips 66	2,852	240,252

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

PTC Inc*	681	$75,782
Qorvo Inc*	744	101,764
QUALCOMM Inc	7,158	1,231,104
Roper Technologies Inc	684	306,582
salesforce.com Inc*	6,236	1,312,865
Seagate Technology Holdings PLC	1,368	141,123
ServiceNow Inc*	1,243	720,841
Skyworks Solutions Inc	1,059	146,322
Synopsys Inc*	996	311,140
Take-Two Interactive Software Inc*	778	126,036
Teradyne Inc	1,109	130,773
Texas Instruments Inc	5,889	1,001,071
Tyler Technologies Inc*	246	105,352
Western Digital Corp*	1,916	97,601
Zebra Technologies Corp*	348	143,842
Total Technology		57,727,670

Utilities (2.57%)
The AES Corp	4,344	92,223
Alliant Energy Corp	1,758	102,667
Ameren Corp	1,682	144,568
American Electric Power Co Inc	3,242	293,887
American Water Works Co Inc	1,183	178,739
Atmos Energy Corp	820	90,044
CenterPoint Energy Inc	2,979	81,476
CMS Energy Corp	1,870	119,699
Consolidated Edison Inc	2,227	191,010
Constellation Energy Corp	2,068	95,087
Dominion Energy Inc	5,130	407,989
DTE Energy Co	1,258	152,960
Duke Energy Corp	4,806	482,570
Edison International	2,433	154,301
Entergy Corp	1,304	137,194
Evergy Inc	1,567	97,796
Eversource Energy	2,274	186,013
Exelon Corp	6,205	264,085
FirstEnergy Corp	3,716	155,515
NextEra Energy Inc	12,449	974,383
NiSource Inc	2,050	59,307
NRG Energy Inc	1,663	62,928
Pinnacle West Capital Corp	806	57,089
PPL Corp	5,021	131,400
Public Service Enterprise Group Inc	3,303	214,133
Sempra Energy	1,939	279,643
The Southern Co	6,719	435,190
WEC Energy Group Inc	2,060	187,213
Xcel Energy Inc	3,432	231,077
Total Utilities		6,060,186

Total Common Stock (Cost $71,133,466)		235,661,624

Collateral Received for Securities on Loan (0.05%)

Security Description	Shares	Value

Trimble Inc*	1,634	$113,972
Union Pacific Corp	4,138	1,017,741
United Parcel Service Inc	4,621	972,351
Vulcan Materials Co	865	156,954
Waste Management Inc	2,458	354,935
Westinghouse Air Brake Technologies Corp	1,272	118,067
Westrock Co	1,715	77,638
Xylem Inc	1,143	101,670
Total Industrial		18,168,713

Technology (24.47%)
Accenture PLC	4,024	1,271,664
Activision Blizzard Inc	5,047	411,331
Adobe Inc*	3,023	1,413,797
Advanced Micro Devices Inc*	10,372	1,279,250
Akamai Technologies Inc*	1,063	115,080
Analog Devices Inc	3,413	547,070
ANSYS Inc*	560	181,546
Apple Inc(a)	99,282	16,393,443
Applied Materials Inc	5,800	778,360
Autodesk Inc*	1,396	307,441
Broadcom Inc	2,603	1,529,106
Broadridge Financial Solutions Inc	788	115,213
Cadence Design Systems Inc*	1,756	265,911
Ceridian HCM Holding Inc*	855	62,338
Cerner Corp	2,002	186,687
Citrix Systems Inc	791	81,078
Cognizant Technology Solutions Corp	3,335	287,244
DXC Technology Co*	1,730	58,872
Electronic Arts Inc	1,806	234,943
EPAM Systems Inc*	359	74,582
Fidelity National Information Services Inc	3,989	379,872
Fiserv Inc*	3,670	358,449
Fortinet Inc*	880	303,178
Hewlett Packard Enterprise Co	8,406	133,824
HP Inc	7,727	265,500
Intel Corp	25,746	1,228,084
International Business Machines Corp	5,688	696,837
Intuit Inc	1,757	833,468
IPG Photonics Corp*	233	30,372
Jack Henry & Associates Inc	529	93,527
KLA Corp	986	343,621
Lam Research Corp	917	514,758
Leidos Holdings Inc	915	93,184
Microchip Technology Inc	3,286	231,104
Micron Technology Inc	7,124	633,039
Microsoft Corp(a)	47,690	14,249,297
Monolithic Power Systems Inc	267	122,473
MSCI Inc	530	265,896
NetApp Inc	1,421	111,378
NVIDIA Corp	15,814	3,856,243
NXP Semiconductors NV	1,526	290,123
Oracle Corp	10,453	794,114
Paychex Inc	2,089	248,716
Paycom Software Inc*	305	103,459

Security Description	Shares	Value

Amphenol Corp	3,796	$288,534
Ball Corp	2,136	191,685
The Boeing Co*	3,466	711,708
Carrier Global Corp	5,321	238,806
Caterpillar Inc	3,525	661,220
CH Robinson Worldwide Inc	835	80,728
CSX Corp	14,307	485,150
Deere & Co	1,801	648,396
Dover Corp	941	147,605
Eaton Corp PLC	2,529	390,199
Emerson Electric Co	3,793	352,446
Expeditors International of Washington Inc	1,105	114,213
FedEx Corp	1,577	350,520
Fortive Corp	2,032	131,572
Fortune Brands Home & Security Inc	957	83,163
Garmin Ltd	806	89,015
Generac Holdings Inc*	285	89,909
General Dynamics Corp	1,518	355,895
General Electric Co	7,059	674,205
Honeywell International Inc	4,381	831,295
Howmet Aerospace Inc	2,478	89,010
Huntington Ingalls Industries Inc	281	57,436
IDEX Corp	523	100,364
Illinois Tool Works Inc	1,818	393,306
Ingersoll Rand Inc	1,505	76,033
Jacobs Engineering Group Inc	846	104,058
JB Hunt Transport Services Inc	586	118,917
Johnson Controls International plc	4,519	293,554
Keysight Technologies Inc*	1,210	190,418
L3Harris Technologies Inc	1,318	332,545
Lockheed Martin Corp	1,573	682,367
Martin Marietta Materials Inc	6	2,276
Masco Corp	1,568	87,871
Mettler-Toledo International Inc*	146	205,676
Mohawk Industries Inc*	390	54,904
Norfolk Southern Corp	1,567	401,967
Northrop Grumman Corp	962	425,339
Old Dominion Freight Line Inc	595	186,848
Otis Worldwide Corp	2,659	208,279
Packaging Corp of America	651	95,821
Parker-Hannifin Corp	848	251,339
Pentair PLC	1,156	66,944
Raytheon Technologies Corp	9,569	982,736
Republic Services Inc	1,333	160,333
Rockwell Automation Inc	758	202,068
Sealed Air Corp	1,091	73,239
Snap-on Inc	354	74,404
Stanley Black & Decker Inc	1,071	174,252
TE Connectivity Ltd	2,081	296,397
Teledyne Technologies Inc*	318	136,543
Textron Inc	1,451	106,112
Trane Technologies PLC	1,507	231,973
TransDigm Group Inc*	342	227,974

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Unaudited) 2/28/22

Security Description	Shares	Value

Common Stock (99.71%)

Basic Materials (5.19%)
Alcoa Corp(a)	9,961	$750,461
Ashland Global Holdings Inc	3,073	283,576
Cabot Corp	3,138	229,576
The Chemours Co	9,173	253,175
Cleveland-Cliffs Inc*	24,102	538,921
Commercial Metals Co	6,656	256,589
Ingevity Corp*	2,247	153,313
Minerals Technologies Inc	1,876	131,301
NewMarket Corp	405	128,693
Olin Corp	7,654	394,258
Reliance Steel & Aluminum Co	3,364	642,087
Royal Gold Inc	3,477	421,621
RPM International Inc	6,878	581,672
Sensient Technologies Corp	2,347	192,759
Steel Dynamics Inc(a)	10,277	725,351
United States Steel Corp	14,573	396,531
Valvoline Inc	9,580	309,721
Total Basic Materials		6,389,605

Communications (2.28%)
Cable One Inc	262	375,407
Calix Inc*	2,919	158,618
Ciena Corp*	8,202	561,181
Iridium Communications Inc*	6,514	257,889
Mimecast Ltd*	3,240	257,677
The New York Times Co	8,025	353,020
TEGNA Inc	11,717	268,554
TripAdvisor Inc*	5,427	138,063
Viasat Inc*	3,475	158,599
World Wrestling Entertainment Inc	2,392	141,750
Yelp Inc*	3,849	130,443
Total Communications		2,801,201

Consumer, Cyclical (16.13%)
Adient PLC*	5,245	234,714
American Eagle Outfitters Inc	8,412	177,325
AutoNation Inc*	2,314	265,323
Avient Corp	4,838	253,463
BJ’s Wholesale Club Holdings Inc*	7,361	462,786

Security Description	Shares	Value

Boyd Gaming Corp	4,450	$315,683
Brunswick Corp	4,107	392,301
Callaway Golf Co*	6,451	159,598
Capri Holdings Ltd*	8,056	545,713
Carter’s Inc	2,419	233,869
Casey’s General Stores Inc	1,962	369,013
Choice Hotels International Inc	1,626	234,713
Churchill Downs Inc	1,837	442,478
Columbia Sportswear Co	1,749	162,167
Cracker Barrel Old Country Store Inc	1,323	177,639
Crocs Inc*	3,306	276,811
Dana Inc	7,697	143,318
Deckers Outdoor Corp*	1,466	423,146
Dick’s Sporting Goods Inc#	3,473	364,665
FirstCash Holdings Inc	2,314	166,701
Five Below Inc*	2,967	485,431
Foot Locker Inc	4,774	150,954
Fox Factory Holding Corp*	2,181	257,402
GameStop Corp*,#	3,077	379,517
The Gap Inc	5,700	82,935
Gentex Corp	12,664	383,339
The Goodyear Tire & Rubber Co*	13,550	209,890
Hanesbrands Inc	18,591	287,231
Harley-Davidson Inc	8,141	336,223
IAA Inc*	7,144	262,471
JetBlue Airways Corp*	16,855	257,376
KB Home	4,767	184,054
Kohl’s Corp	8,280	460,534
Lear Corp	3,046	479,258
Leggett & Platt Inc	7,100	263,268
Lithia Motors Inc	1,500	511,230
Macy’s Inc	16,488	427,369
Marriott Vacations Worldwide Corp	2,090	335,800
Mattel Inc*	18,495	462,005
MillerKnoll Inc	3,558	138,335
MSC Industrial Direct Co Inc	2,536	196,489
Murphy USA Inc	1,260	227,732
Nordstrom Inc*	6,132	127,178
Nu Skin Enterprises Inc	2,657	123,258
Ollie’s Bargain Outlet Holdings Inc*	3,186	137,571

Security Description	Shares	Value

Papa John’s International Inc	1,724	$184,158
Polaris Inc	3,018	366,717
RH*	865	347,618
Scientific Games Corp*	5,107	321,332
The Scotts Miracle-Gro Co	2,158	302,249
Six Flags Entertainment Corp*	4,202	183,459
Skechers USA Inc*	7,149	328,711
Taylor Morrison Home Corp*	6,640	195,880
Tempur Sealy International Inc	9,908	327,063
Texas Roadhouse Inc	3,628	344,333
Thor Industries Inc	2,934	265,527
Toll Brothers Inc	6,211	337,009
Travel + Leisure Co	4,573	256,317
Tri Pointe Homes Inc*	6,030	134,891
Univar Solutions Inc*	9,058	278,171
Urban Outfitters Inc*	3,844	105,748
Victoria’s Secret & Co*	3,980	213,447
Visteon Corp*	1,554	186,744
Watsco Inc	1,747	477,036
The Wendy’s Co	10,001	227,423
Williams-Sonoma Inc	3,981	576,688
Wingstop Inc	1,645	239,101
Wyndham Hotels & Resorts Inc	4,956	428,248
YETI Holdings Inc*	4,150	255,474
Total Consumer, Cyclical		19,851,620

Consumer, Non-Cyclical (16.24%)
Acadia Healthcare Co Inc*	4,932	279,694
Amedisys Inc*	1,813	290,515
Arrowhead Pharmaceuticals Inc*	5,525	243,100
ASGN Inc*	2,803	310,544
Avis Budget Group Inc*	2,131	390,911
The Boston Beer Co Inc*	514	197,098
The Brink’s Co	2,739	191,894
Bruker Corp	5,362	377,324
Chemed Corp	833	398,416
Coty Inc*	17,865	163,822
Darling Ingredients Inc*	8,589	622,531
Encompass Health Corp	5,273	348,123
Envista Holdings Corp*	8,546	410,208
Euronet Worldwide Inc*	2,810	360,326

Futures contracts at February 28, 2022:
Contracts - $50 times premium / delivery month / commitment / exchange
S&P 500 E-Mini	Notional Amount	Value	Unrealized Appreciation
3 / MAR 2022 / Long / CME	$643,088	$655,200	$12,113

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2022. The aggregate amount of securities on loan at February 28, 2022 is $114,018.

(a)A portion of these securities, a total of $20,991,252, have been pledged or segregated in connection with obligations for futures contracts.

Security Description	Shares	Value

Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.13% (Cost $118,540)		118,540

Total Investments (Cost $71,252,006) (99.92%)		235,780,164
Other Net Assets (0.08%)		188,967
Net Assets (100.00%)		$235,969,131

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Security Description	Shares	Value

Exelixis Inc*	16,697	$342,789
Flowers Foods Inc	10,549	289,148
FTI Consulting Inc*	1,898	277,108
Globus Medical Inc*	4,207	295,836
Graham Holdings Co	224	134,653
Grand Canyon Education Inc*	2,394	207,871
Grocery Outlet Holding Corp*	4,882	135,768
GXO Logistics Inc*	5,224	438,450
H&R Block Inc	9,215	228,624
Haemonetics Corp*	2,814	162,396
The Hain Celestial Group Inc*	4,840	175,982
Halozyme Therapeutics Inc*	7,274	258,009
HealthEquity Inc*	4,363	234,337
Helen of Troy Ltd*	1,277	262,641
ICU Medical Inc*	1,078	255,195
Ingredion Inc	3,551	315,116
Insperity Inc	1,902	171,085
Integra LifeSciences Holdings Corp*	3,953	265,088
Jazz Pharmaceuticals PLC*	3,129	429,987
John Wiley & Sons Inc	2,306	116,015
Lancaster Colony Corp	1,051	176,789
LHC Group Inc*	1,750	238,298
LivaNova PLC*	2,820	222,272
LiveRamp Holdings Inc*	3,739	161,375
ManpowerGroup Inc	2,874	305,449
Masimo Corp*	2,684	422,596
Medpace Holdings Inc*	1,529	233,891
Molina Healthcare Inc*	3,095	949,762
Neogen Corp*	5,208	185,926
Neurocrine Biosciences Inc*	5,016	450,788
NuVasive Inc*	2,872	155,433
Option Care Health Inc*	7,340	188,638
Patterson Cos Inc	4,569	136,613
Paylocity Holding Corp*	2,089	443,787
Penumbra Inc*	1,871	414,876
Performance Food Group Co*	8,145	456,446
Perrigo Co PLC	7,087	251,730
Pilgrim’s Pride Corp*	2,700	63,666
Post Holdings Inc*	3,106	326,565
PROG Holdings Inc*	3,750	114,900
Progyny Inc*	3,648	143,585
Quidel Corp*	1,964	207,772
R1 RCM Inc*	7,094	192,886
Repligen Corp*	2,730	536,991
Sabre Corp*	16,503	180,378
Sanderson Farms Inc	1,188	212,165
Service Corp International	8,881	540,409
Sprouts Farmers Market Inc*	6,052	172,361
STAAR Surgical Co*	2,560	203,059
Syneos Health Inc*	5,484	434,333
Tandem Diabetes Care Inc*	3,340	376,184
Tenet Healthcare Corp*	5,708	490,831
United Therapeutics Corp*	2,379	395,390
WEX Inc*	2,445	412,007
Total Consumer, Non-Cyclical		19,978,755

Energy (3.22%)
Antero Midstream Corp	17,306	173,752
ChampionX Corp*	10,834	231,956
CNX Resources Corp*	11,242	183,694

Security Description	Shares	Value

DT Midstream Inc	5,370	$285,147
EQT Corp	14,895	344,670
Equitrans Midstream Corp	20,127	129,014
First Solar Inc*	5,240	394,520
HollyFrontier Corp	8,287	252,339
Murphy Oil Corp	8,004	277,499
NOV Inc	20,707	355,125
PDC Energy Inc	2,589	167,042
SunPower Corp*,#	4,397	78,838
Sunrun Inc*	10,914	297,734
Targa Resources Corp(a)	12,118	792,153
Total Energy		3,963,483

Financial (24.98%)
Banks (7.04%)
Associated Banc-Corp	8,584	209,364
Bank of Hawaii Corp	2,220	191,320
Bank OZK	6,457	303,608
Cadence Bank	10,385	328,374
Cathay General Bancorp	4,150	195,175
Commerce Bancshares Inc	5,915	424,579
Cullen/Frost Bankers Inc	3,002	422,471
East West Bancorp Inc(a)	7,519	658,364
First Financial Bankshares Inc	6,790	325,377
First Horizon Corp	29,803	699,774
FNB Corp	17,881	240,142
Fulton Financial Corp	8,643	155,747
Glacier Bancorp Inc	5,299	293,565
Hancock Whitney Corp	4,789	266,652
Home BancShares Inc	8,489	198,727
International Bancshares Corp	3,086	132,729
PacWest Bancorp	6,472	319,846
Pinnacle Financial Partners Inc	4,033	407,656
Prosperity Bancshares Inc	4,925	366,716
Synovus Financial Corp	7,761	408,617
Texas Capital Bancshares Inc*	2,817	187,611
UMB Financial Corp	2,395	243,955
Umpqua Holdings Corp	12,205	260,577
United Bankshares Inc	6,634	242,937
Valley National Bancorp	21,550	301,054
Webster Financial Corp	9,529	573,741
Wintrust Financial Corp	3,023	300,365
		8,659,043
Diversified Financial Service (2.84%)
Affiliated Managers Group Inc	2,183	302,040
Alliance Data Systems Corp	2,799	188,793
Evercore Inc	2,101	266,848
Federated Hermes Inc	5,231	170,897
Interactive Brokers Group Inc	4,471	295,891
Janus Henderson Group PLC	8,514	285,815
Jefferies Financial Group Inc	10,474	372,246
Navient Corp	8,895	156,641
SEI Investments Co	5,682	332,852
SLM Corp	16,208	319,298
Stifel Financial Corp	5,553	408,146
The Western Union Co	21,402	389,088
		3,488,555
Insurance (4.61%)
Alleghany Corp*	735	486,511
American Financial Group Inc	3,503	474,271

Security Description	Shares	Value

Brighthouse Financial Inc*	4,404	$230,153
CNO Financial Group Inc	6,772	163,679
Essent Group Ltd	5,929	261,943
First American Financial Corp	5,825	390,508
The Hanover Insurance Group Inc	1,892	263,953
Kemper Corp	3,169	169,351
Kinsale Capital Group Inc	1,181	247,727
Mercury General Corp	1,634	89,870
MGIC Investment Corp	16,627	252,398
Old Republic International Corp	15,070	397,095
Primerica Inc	2,091	271,600
Reinsurance Group of America Inc	3,603	399,429
RenaissanceRe Holdings Ltd	2,496	376,347
RLI Corp	2,209	224,214
Selective Insurance Group Inc	3,316	275,858
Unum Group	10,833	302,457
Voya Financial Inc	5,909	397,971
		5,675,335
Real Estate (10.15%)
American Campus Communities Inc	7,372	396,687
Apartment Income REIT Corp	8,250	425,783
Brixmor Property Group Inc	15,740	395,389
Camden Property Trust(a)	5,397	891,098
Corporate Office Properties Trust	5,953	156,028
Cousins Properties Inc	7,880	304,404
CyrusOne Inc	6,595	595,858
Douglas Emmett Inc	9,604	304,447
EastGroup Properties Inc	2,141	408,417
EPR Properties	4,167	207,517
First Industrial Realty Trust Inc	6,844	394,078
Healthcare Realty Trust Inc	7,860	204,989
Highwoods Properties Inc	5,523	240,803
Hudson Pacific Properties Inc	8,369	220,942
JBG SMITH Properties	6,347	169,338
Jones Lang LaSalle Inc*,(a)	2,687	661,593
Kilroy Realty Corp	5,682	406,945
Kite Realty Group Trust	11,573	253,796
Lamar Advertising Co	4,619	503,748
Life Storage Inc	4,366	552,692
The Macerich Co	9,276	141,923
Medical Properties Trust Inc(a)	31,572	642,174
National Retail Properties Inc	9,304	396,443
National Storage Affiliates Trust	3,823	222,766
Omega Healthcare Investors Inc	12,731	358,632
Park Hotels & Resorts Inc*	13,160	247,934
Pebblebrook Hotel Trust	6,963	156,737
Physicians Realty Trust	11,481	186,681
PotlatchDeltic Corp	3,706	203,459
PS Business Parks Inc	1,112	177,130
Rayonier Inc	7,791	309,303
Rexford Industrial Realty Inc	8,064	565,528
Sabra Health Care REIT Inc	11,960	160,623
SL Green Realty Corp	3,572	284,022

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Semtech Corp*	3,441	$238,737
Silicon Laboratories Inc*	2,152	330,784
SiTime Corp*	786	158,882
Synaptics Inc*	2,090	477,419
Teradata Corp*	6,057	302,789
Wolfspeed Inc*	6,115	628,133
Xerox Holdings Corp	7,284	143,568
Ziff Davis Inc*	2,375	238,925
Total Technology		11,055,701

Utilities (3.13%)
ALLETE Inc	2,880	181,267
Black Hills Corp	3,364	235,446
Essential Utilities Inc	11,853	558,395
Hawaiian Electric Industries Inc	5,793	237,397
IDACORP Inc	2,677	278,274
National Fuel Gas Co	4,832	300,744
New Jersey Resources Corp	5,111	222,942
NorthWestern Corp	2,732	165,231
OGE Energy Corp	10,609	398,368
ONE Gas Inc	2,835	235,560
PNM Resources Inc	4,449	200,961
Southwest Gas Holdings Inc	3,218	228,285
Spire Inc	2,739	183,814
UGI Corp	11,082	425,992
Total Utilities		3,852,676

Total Common Stock (Cost $79,820,006)		122,684,333

Collateral Received for Securities on Loan (0.66%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.13% (Cost $806,364)		806,364

Total Investments (Cost $80,626,370) (100.36%)		$123,490,697
Liabilities in Excess of Other Assets (-0.36%)		(447,903)
Net Assets (100.00%)		$123,042,794

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2022. The aggregate amount of securities on loan at February 28, 2022 is $814,733.

(a)A portion of these securities, a total of $9,126,247, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2022:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
21/ MAR 2022 / Long / CME	$262,800	$265,800	$3,000

Security Description	Shares	Value

Regal Rexnord Corp	3,588	$575,336
Ryder System Inc	2,850	224,694
Saia Inc*	1,395	400,686
Silgan Holdings Inc	4,332	181,424
Simpson Manufacturing Co Inc	2,135	253,019
Sonoco Products Co	5,211	305,990
Stericycle Inc*	5,074	296,119
TD SYNNEX Corp	2,202	224,230
Terex Corp	3,952	163,139
Tetra Tech Inc	2,865	454,876
The Timken Co	3,817	250,243
TopBuild Corp*	1,687	362,165
The Toro Co	5,674	532,278
Trex Co Inc*	6,113	561,418
Trinity Industries Inc	4,421	127,590
II-VI Inc*	5,436	377,585
Universal Display Corp	2,297	355,828
Valmont Industries Inc	1,124	243,290
Vicor Corp*	1,141	85,313
Vishay Intertechnology Inc	7,033	134,963
Vontier Corp	8,953	217,558
Watts Water Technologies Inc	732	105,371
Werner Enterprises Inc	2,668	115,951
Woodward Inc	3,285	409,410
Worthington Industries Inc	1,755	100,070
XPO Logistics Inc*	5,224	379,680
nVent Electric PLC	8,909	302,282
Total Industrial		24,049,297

Technology (8.99%)
ACI Worldwide Inc*	6,501	217,914
Amkor Technology Inc	5,309	120,355
Aspen Technology Inc*	3,599	548,524
Azenta Inc	3,937	344,566
Blackbaud Inc*	2,228	139,228
CACI International Inc*	1,248	349,178
CDK Global Inc	6,744	305,773
Cerence Inc*	2,096	75,687
Cirrus Logic Inc*	3,052	265,127
CMC Materials Inc	1,548	287,046
CommVault Systems Inc*	2,533	159,351
Concentrix Corp	2,269	453,550
Digital Turbine Inc*	4,634	224,656
Envestnet Inc*	3,017	225,732
Fair Isaac Corp*,(a)	1,504	708,670
Genpact Ltd	9,154	383,003
KBR Inc	7,461	370,364
Kyndryl Holdings Inc*	9,501	150,686
Lattice Semiconductor Corp*	7,228	452,617
Lumentum Holdings Inc*	4,022	397,615
Manhattan Associates Inc*	3,360	449,165
Maximus Inc	3,258	256,926
MKS Instruments Inc	2,939	442,613
NCR Corp*	7,171	290,569
Power Integrations Inc	3,211	288,990
Qualys Inc*	1,539	192,852
Sailpoint Technologies Holdings Inc*	4,474	185,089
Science Applications International Corp	2,858	250,618

Security Description	Shares	Value

Spirit Realty Capital Inc	5,819	$269,827
STORE Capital Corp	12,450	382,464
Urban Edge Properties	5,835	106,314
		12,506,512
Savings&Loans (0.34%)
New York Community Bancorp Inc	24,647	284,426
Washington Federal Inc	3,601	128,124
		412,550

Total Financial		30,741,995

Industrial (19.55%)
AGCO Corp	3,276	393,644
Acuity Brands Inc	1,892	345,044
AECOM	7,635	554,759
AptarGroup Inc	3,587	437,184
Arrow Electronics Inc*	3,806	463,875
Avnet Inc	5,517	232,100
Axon Enterprise Inc*	3,457	484,844
Belden Inc	2,251	126,844
Builders FirstSource Inc*,(a)	10,182	757,743
Carlisle Cos Inc(a)	2,762	655,699
Clean Harbors Inc*	2,652	253,080
Cognex Corp	9,365	632,699
Coherent Inc*	1,300	343,616
Colfax Corp*	6,495	261,164
Crane Co	2,641	266,952
Curtiss-Wright Corp	2,166	319,528
Donaldson Co Inc	6,656	361,221
Dycom Industries Inc*	1,697	147,741
Eagle Materials Inc	2,219	303,626
EMCOR Group Inc	2,849	329,173
Energizer Holdings Inc	3,289	109,820
EnerSys	2,359	171,570
Fluor Corp*	7,046	152,616
Flowserve Corp	6,904	209,674
GATX Corp	1,939	206,756
Graco Inc	8,996	648,522
Greif Inc	1,407	80,888
Hexcel Corp	4,444	257,308
Hubbell Inc	2,882	513,717
ITT Inc	4,563	400,951
Jabil Inc	7,569	437,564
Kennametal Inc	4,431	140,507
Kirby Corp*	3,327	216,754
Knight-Swift Transportation Holdings Inc	8,796	479,206
Landstar System Inc	2,028	313,143
Lennox International Inc	1,812	483,677
Lincoln Electric Holdings Inc	3,147	401,117
Littelfuse Inc	1,304	336,706
Louisiana-Pacific Corp	5,047	363,132
MDU Resources Group Inc	11,113	297,495
MSA Safety Inc	1,931	268,602
MasTec Inc*	3,168	249,512
Mercury Systems Inc*	3,236	194,872
The Middleby Corp*	2,900	515,098
National Instruments Corp	6,872	275,911
Oshkosh Corp	3,637	403,852
Owens Corning	5,465	509,283

See accompanying notes to financial statements.

Security Description	Shares	Value

Common Stock (99.41%)

Basic Materials (5.03%)
AdvanSix Inc	1,786	$71,547
Allegheny Technologies Inc*	8,370	215,444
American Vanguard Corp	1,902	28,663
Arconic Corp*	6,331	194,362
Balchem Corp	2,095	289,821
Carpenter Technology Corp	2,804	107,646
Century Aluminum Co*	3,565	84,205
Clearwater Paper Corp*	1,183	34,106
Ferro Corp*	5,477	119,015
GCP Applied Technologies Inc*	3,238	102,256
Glatfelter Corp	3,163	43,460
Hawkins Inc	1,354	61,282
HB Fuller Co	3,369	230,339
Innospec Inc	1,642	156,811
Kaiser Aluminum Corp	1,057	102,001
Koppers Holdings Inc*	1,482	42,430
Kraton Corp*	2,121	97,884
Livent Corp*	9,782	230,366
Mercer International Inc	2,867	38,332
Neenah Inc	1,088	42,378
Quaker Chemical Corp	854	158,511
Rayonier Advanced Materials Inc*	3,576	20,991
Rogers Corp*,(a)	1,190	324,869
Schweitzer-Mauduit International Inc	2,067	64,532
Stepan Co	1,381	143,099
Sylvamo Corp*	2,257	78,769
Trinseo PLC	2,559	132,966
Unifi Inc*	1,046	19,633
Total Basic Materials		3,235,718

Communications (3.71%)
ADTRAN Inc	3,425	70,521
AMC Networks Inc*	1,982	82,154
ATN International Inc	779	25,964
CalAmp Corp*	2,444	17,255
Cars.com Inc*	4,119	66,645
Cogent Communications Holdings Inc	2,695	170,863
Consolidated Communications Holdings Inc*	5,162	36,753
ePlus Inc*	1,798	84,326
The EW Scripps Co*	3,903	86,881
Extreme Networks Inc*	7,992	91,828
Gannett Co Inc*	9,383	46,540
Harmonic Inc*	6,868	63,941
HealthStream Inc*	1,832	37,538
InterDigital Inc	1,985	127,874
Liquidity Services Inc*	1,928	33,219
NETGEAR Inc*	1,998	53,167
Perficient Inc*	2,092	213,175
Plantronics Inc*	2,344	66,030
QuinStreet Inc*	3,238	36,428
Scholastic Corp	1,976	83,150

Security Description	Shares	Value

Shenandoah Telecommunications Co	3,229	$72,168
TechTarget Inc*	1,557	122,038
Telephone and Data Systems Inc	6,350	110,173
Thryv Holdings Inc*	1,075	32,680
Viavi Solutions Inc*	14,793	242,605
Vonage Holdings Corp*,(a)	15,519	315,345
Total Communications		2,389,261

Consumer, Cyclical (14.03%)
Abercrombie & Fitch Co*	4,152	158,108
Allegiant Travel Co*	873	151,981
American Axle & Manufacturing Holdings Inc*	7,476	69,228
America’s Car-Mart Inc*	397	38,183
Asbury Automotive Group Inc*	1,487	288,641
Barnes & Noble Education Inc*	2,006	10,993
Bed Bath & Beyond Inc*,#	6,880	116,203
Big Lots Inc	2,184	75,916
BJ’s Restaurants Inc*	1,372	44,000
Bloomin’ Brands Inc	5,356	131,811
Boot Barn Holdings Inc*	1,930	167,949
Brinker International Inc*	3,014	128,216
The Buckle Inc	1,891	68,076
Caleres Inc	2,523	52,377
The Cato Corp	1,556	27,386
Cavco Industries Inc*	542	147,765
Century Communities Inc	1,701	108,388
The Cheesecake Factory Inc*	3,118	133,419
Chico’s FAS Inc*	8,496	39,931
The Children’s Place Inc*	943	59,371
Chuy’s Holdings Inc*	1,345	43,847
Cinemark Holdings Inc*	6,765	118,658
Conn’s Inc*	1,366	25,052
Cooper-Standard Holdings Inc*	1,206	15,340
Dave & Buster’s Entertainment Inc*	2,448	106,096
Designer Brands Inc*	3,952	51,574
Dine Brands Global Inc	1,098	92,056
Dorman Products Inc*	1,852	173,014
El Pollo Loco Holdings Inc*	1,399	18,565
Ethan Allen Interiors Inc	1,450	37,787
Fiesta Restaurant Group Inc*	1,450	14,602
Fossil Group Inc*	3,328	44,995
Genesco Inc*	1,020	65,433
Gentherm Inc*	2,195	186,224
G-III Apparel Group Ltd*	2,872	79,669
GMS Inc*	2,817	152,822
Group 1 Automotive Inc	1,100	200,123
Guess? Inc	2,510	54,969
Haverty Furniture Cos Inc	1,111	31,564
Hawaiian Holdings Inc*	3,036	58,230
Healthcare Services Group Inc	4,744	75,050
Hibbett Inc	956	43,096
HNI Corp	2,445	99,487

Security Description	Shares	Value

Installed Building Products Inc	1,478	$142,923
Interface Inc	4,184	54,601
iRobot Corp*	1,874	116,488
KAR Auction Services Inc*	7,573	139,798
Kontoor Brands Inc	3,132	155,159
La-Z-Boy Inc	3,092	90,225
LCI Industries	1,627	202,594
LGI Homes Inc*	1,421	179,231
LL Flooring Holdings Inc*	1,940	31,156
M/I Homes Inc*	1,897	93,503
The Marcus Corp*	1,646	29,924
MarineMax Inc*	1,536	70,287
MDC Holdings Inc	3,636	161,220
Meritage Homes Corp*	2,392	235,803
Meritor Inc*	4,457	158,714
Methode Electronics Inc	2,510	114,556
Monarch Casino & Resort Inc*	854	66,527
Motorcar Parts of America Inc*	1,357	21,916
Movado Group Inc	1,175	46,319
The ODP Corp*	3,016	132,704
OptimizeRx Corp*	1,119	50,680
Oxford Industries Inc	1,009	89,186
Patrick Industries Inc	1,482	105,726
PC Connection Inc	791	38,593
PetMed Express Inc	1,445	38,943
PriceSmart Inc	1,558	113,298
Red Robin Gourmet Burgers Inc*	926	16,251
Resideo Technologies Inc*	8,667	223,089
Ruth’s Hospitality Group Inc	1,944	48,231
Sally Beauty Holdings Inc*	7,446	128,667
ScanSource Inc*	1,809	57,128
Shake Shack Inc*	2,372	177,236
Shoe Carnival Inc	1,280	37,325
Signet Jewelers Ltd	3,385	238,643
SkyWest Inc*	3,356	94,337
Sleep Number Corp*	1,501	98,616
Sonic Automotive Inc	1,339	71,918
Standard Motor Products Inc	1,301	56,867
Steven Madden Ltd	5,003	213,428
Titan International Inc*	3,341	37,419
Tupperware Brands Corp*	3,285	59,886
UniFirst Corp	1,013	183,606
Universal Electronics Inc*	997	33,130
Vera Bradley Inc*	1,892	14,304
Veritiv Corp*	911	97,632
Vista Outdoor Inc*	3,876	141,280
Wabash National Corp	3,495	59,555
Winnebago Industries Inc	2,254	144,414
Wolverine World Wide Inc	5,476	126,112
World Fuel Services Corp	4,080	115,627
Zumiez Inc*	1,394	62,019
Total Consumer, Cyclical		9,022,989

Consumer, Non-Cyclical (17.80%)
The Aaron’s Co Inc	2,245	47,123
ABM Industries Inc	4,338	194,473
Addus HomeCare Corp*	991	84,275

S&P SmallCap Index FundPortfolio of Investments (Unaudited) 2/28/22

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Vanda Pharmaceuticals Inc*	3,820	$43,395
Varex Imaging Corp*	2,748	64,963
Vector Group Ltd	8,486	95,128
Vericel Corp*	2,991	123,259
Viad Corp*	1,455	50,838
WD-40 Co	885	187,523
WW International Inc*	3,374	34,381
Xencor Inc*	3,632	113,718
Total Consumer, Non-Cyclical		11,448,964

Energy (6.39%)
Archrock Inc	8,479	70,800
Bristow Group Inc*	1,489	49,345
Callon Petroleum Co*,#	3,051	171,954
Civitas Resources Inc	4,633	233,828
CONSOL Energy Inc*	2,184	67,136
Core Laboratories NV	2,961	81,605
DMC Global Inc*	786	23,108
Dril-Quip Inc*	2,345	67,630
FutureFuel Corp	1,848	13,601
Green Plains Inc*	3,445	112,789
Helix Energy Solutions Group Inc*,#	9,162	37,106
Helmerich & Payne Inc	6,975	252,704
Laredo Petroleum Inc*	645	49,381
Matador Resources Co	7,090	351,663
Nabors Industries Ltd*	420	52,727
NOW Inc*	5,519	51,547
Oceaneering International Inc*	6,554	95,951
Oil States International Inc*	4,333	22,662
Par Pacific Holdings Inc*	2,639	35,890
Patterson-UTI Energy Inc	12,535	180,880
PBF Energy Inc*	6,616	109,958
PDC Energy Inc	6,269	404,475
ProPetro Holding Corp*	5,328	68,039
Range Resources Corp*	14,947	343,033
Ranger Oil Corp*	964	32,545
Renewable Energy Group Inc*	3,231	198,707
REX American Resources Corp*	401	37,878
RPC Inc*	3,687	32,335
SM Energy Co(a)	7,809	277,298
Southwestern Energy Co*	65,248	325,587
SunCoke Energy Inc	5,463	43,322
Talos Energy Inc*	1,436	22,560
US Silica Holdings Inc*	5,269	76,190
Warrior Met Coal Inc	3,658	115,227
Total Energy		4,109,461

Financial (27.17%)
Banks (10.55%)
Allegiance Bancshares Inc	1,202	51,506
Ameris Bancorp	4,211	208,445
BancFirst Corp	1,006	78,599
The Bancorp Inc*	3,287	96,309
BankUnited Inc	5,511	243,586
Banner Corp	2,195	135,234
Central Pacific Financial Corp	2,032	59,314
City Holding Co	1,050	83,654

Security Description	Shares	Value

Innoviva Inc*	4,184	$80,375
Inogen Inc*	1,194	41,659
Integer Holdings Corp*	2,197	184,262
Inter Parfums Inc	1,165	108,205
iTeos Therapeutics Inc*	1,290	46,608
John B Sanfilippo & Son Inc	629	50,018
The Joint Corp*	851	34,891
Kelly Services Inc	2,377	50,440
Korn Ferry	3,492	231,380
Lantheus Holdings Inc*	4,413	211,030
LeMaitre Vascular Inc	1,174	55,730
Ligand Pharmaceuticals Inc*	1,059	107,192
Medifast Inc	695	129,270
MEDNAX Inc*	5,538	129,977
Meridian Bioscience Inc*	2,867	72,535
Merit Medical Systems Inc*	3,169	206,080
MGP Ingredients Inc	853	67,907
ModivCare Inc*	822	96,996
Monro Inc	2,226	103,910
Myriad Genetics Inc*	4,997	121,827
National Beverage Corp	1,539	67,731
Natus Medical Inc*	2,190	60,926
Nektar Therapeutics*	11,864	121,487
NeoGenomics Inc*	7,328	156,892
Omnicell Inc*,(a)	2,762	357,070
OraSure Technologies Inc*	4,421	34,484
Organogenesis Holdings Inc*	3,226	24,001
Orthofix Medical Inc*	1,364	46,349
Owens & Minor Inc	4,502	198,763
Pacira BioSciences Inc*	2,858	190,600
The Pennant Group Inc*	1,684	27,365
Perdoceo Education Corp*	4,611	48,277
Phibro Animal Health Corp	1,453	30,949
Prestige Consumer Healthcare Inc*	3,220	191,687
Quanex Building Products Corp	2,375	54,293
RadNet Inc*	2,988	73,714
REGENXBIO Inc*	1,997	52,341
Rent-A-Center Inc	3,850	109,379
Resources Connection Inc	2,156	35,790
Select Medical Holdings Corp	6,976	161,494
Seneca Foods Corp*	442	21,990
The Simply Good Foods Co*	5,356	212,258
SpartanNash Co	2,603	73,248
Strategic Education Inc	1,590	93,842
Supernus Pharmaceuticals Inc*	3,522	112,528
Surmodics Inc*	970	43,534
Tactile Systems Technology Inc*	1,362	27,730
Tivity Health Inc*	2,501	68,227
Tootsie Roll Industries Inc	1,112	37,530
TreeHouse Foods Inc*	3,542	139,024
TrueBlue Inc*	2,412	65,606
uniQure NV*	2,283	38,788
United Natural Foods Inc*	3,630	146,035
Universal Corp	1,631	88,253
US Physical Therapy Inc	855	78,634
USANA Health Sciences Inc*	735	64,687

Security Description	Shares	Value

Adtalem Global Education Inc*	3,189	$66,267
Alarm.com Holdings Inc*	2,918	192,092
American Public Education Inc*	1,102	21,996
AMN Healthcare Services Inc*	3,051	323,832
Amphastar Pharmaceuticals Inc*	2,454	68,000
The Andersons Inc	2,041	93,070
AngioDynamics Inc*	2,694	63,390
ANI Pharmaceuticals Inc*	753	28,200
Anika Therapeutics Inc*	1,022	33,215
Arlo Technologies Inc*	5,260	48,813
Artivion Inc*	2,686	52,511
Avanos Medical Inc*	3,101	109,744
Avid Bioservices Inc*	3,882	79,503
B&G Foods Inc#	4,291	127,014
BioLife Solutions Inc*	1,847	43,405
Calavo Growers Inc	1,095	46,746
Cal-Maine Foods Inc	2,229	98,678
Cara Therapeutics Inc*	1,387	14,383
Cardiovascular Systems Inc*	2,591	54,566
Celsius Holdings Inc*	2,413	154,167
Central Garden & Pet Co*	702	33,233
Central Garden & Pet Co - Class A*	2,610	114,944
The Chefs’ Warehouse Inc*	1,825	59,951
Coca-Cola Consolidated Inc	308	153,054
Coherus Biosciences Inc*	4,320	50,933
Collegium Pharmaceutical Inc*	1,483	28,874
Community Health Systems Inc*	7,521	79,046
CONMED Corp	1,871	273,465
Corcept Therapeutics Inc*	6,992	155,852
CoreCivic Inc*	7,761	70,703
CorVel Corp*	641	101,957
Covetrus Inc*	6,600	116,952
Cross Country Healthcare Inc*	2,325	51,917
Cutera Inc*	1,019	39,089
Cytokinetics Inc*,#	5,392	190,445
Deluxe Corp	2,788	86,735
Eagle Pharmaceuticals Inc*	724	34,310
Edgewell Personal Care Co	3,507	125,130
elf Beauty Inc*	2,547	67,317
Emergent BioSolutions Inc*	3,037	125,671
Enanta Pharmaceuticals Inc*	1,144	80,560
Endo International PLC*	14,456	44,958
The Ensign Group Inc	3,398	285,568
EVERTEC Inc	3,795	153,166
Forrester Research Inc*	760	39,467
Fresh Del Monte Produce Inc	1,961	50,751
Fulgent Genetics Inc*,#	1,246	77,626
Glaukos Corp*	2,792	154,426
Green Dot Corp*	3,393	97,209
Hanger Inc*	2,674	48,453
Harmony Biosciences Holdings Inc*	1,410	56,344
Heidrick & Struggles International Inc	1,373	58,696
Heska Corp*	688	97,696

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Global Net Lease Inc	5,985	$85,047
Granite Point Mortgage Trust Inc	3,929	44,083
Hersha Hospitality Trust*	2,572	23,740
Independence Realty Trust Inc	6,510	164,508
Industrial Logistics Properties Trust	4,361	97,556
Innovative Industrial Properties Inc(a)	1,475	277,979
Invesco Mortgage Capital Inc	20,040	43,687
iStar Inc#	4,883	122,661
KKR Real Estate Finance Trust Inc	2,854	61,275
LTC Properties Inc	2,624	88,770
LXP Industrial Trust(a)	17,951	277,522
Marcus & Millichap Inc	1,681	83,596
New York Mortgage Trust Inc	24,542	86,142
NexPoint Residential Trust Inc	1,473	125,161
Office Properties Income Trust	3,225	80,786
Orion Office REIT Inc*	3,501	59,622
PennyMac Mortgage Investment Trust	6,332	98,779
RE/MAX Holdings Inc	1,277	37,850
Ready Capital Corp	2,655	39,427
Realogy Holdings Corp*	7,684	139,695
Redwood Trust Inc	7,449	77,395
Retail Opportunity Investments Corp	7,888	143,246
RPT Realty	5,757	74,553
Safehold Inc	946	58,047
Saul Centers Inc	843	38,803
Service Properties Trust	10,635	91,780
SITE Centers Corp	11,541	179,463
The St Joe Co	2,077	112,220
Summit Hotel Properties Inc*	6,976	68,993
Tanger Factory Outlet Centers Inc	6,168	102,882
Two Harbors Investment Corp	20,244	102,435
Uniti Group Inc	15,491	200,918
Universal Health Realty Income Trust	828	47,287
Urstadt Biddle Properties Inc	2,141	40,315
Veris Residential Inc*	5,085	85,937
Washington Real Estate Investment Trust	5,482	128,060
Whitestone REIT	2,910	34,280
Xenia Hotels & Resorts Inc*	7,607	141,034
		5,928,765
Savings&Loans (2.28%)
Axos Financial Inc*	3,322	181,846
Banc of California Inc	3,213	63,135
Berkshire Hills Bancorp Inc	3,076	95,664
Brookline Bancorp Inc	5,218	89,437
Capitol Federal Financial Inc	8,349	91,171
Investors Bancorp Inc	14,560	243,734
Northfield Bancorp Inc	3,099	48,654
Northwest Bancshares Inc	8,469	119,244
Pacific Premier Bancorp Inc	5,653	218,828
Provident Financial Services Inc	4,301	102,063

Security Description	Shares	Value

Virtus Investment Partners Inc	481	$115,738
WisdomTree Investments Inc	7,365	41,465
World Acceptance Corp*	793	155,801
		1,453,077
Insurance (2.86%)
Ambac Financial Group Inc*	3,262	41,851
American Equity Investment Life Holding Co	5,232	197,194
AMERISAFE Inc	1,293	60,900
Assured Guaranty Ltd	4,636	287,292
eHealth Inc*	1,677	26,061
Employers Holdings Inc	1,968	76,476
Genworth Financial Inc*	32,702	132,770
HCI Group Inc	459	28,577
Horace Mann Educators Corp	2,779	115,579
James River Group Holdings Ltd	2,043	54,344
NMI Holdings Inc*	5,506	127,409
Palomar Holdings Inc*	1,266	81,568
ProAssurance Corp	3,557	85,724
Safety Insurance Group Inc	941	78,517
Selectquote Inc*	7,890	24,538
SiriusPoint Ltd*	5,736	42,389
Stewart Information Services Corp	1,698	115,260
Trupanion Inc*	2,205	197,634
United Fire Group Inc	1,524	42,078
Universal Insurance Holdings Inc	2,188	25,293
		1,841,454
Real Estate (9.22%)
Acadia Realty Trust	5,770	123,709
Agree Realty Corp(a)	4,485	287,712
Alexander & Baldwin Inc	4,865	109,122
American Assets Trust Inc	3,246	118,674
Apollo Commercial Real Estate Finance Inc	8,591	112,113
Armada Hoffler Properties Inc	3,969	58,265
ARMOUR Residential REIT Inc	4,218	34,292
Brandywine Realty Trust	11,409	152,082
CareTrust REIT Inc	6,403	112,053
Centerspace	832	78,200
Chatham Lodging Trust*	3,361	46,214
Community Healthcare Trust Inc	1,456	60,715
DiamondRock Hospitality Co*	13,438	128,333
Diversified Healthcare Trust	15,727	45,294
Douglas Elliman Inc*	4,243	31,992
Easterly Government Properties Inc#	5,311	110,575
Ellington Financial Inc	3,507	61,969
Essential Properties Realty Trust Inc	7,581	191,648
Four Corners Property Trust Inc	4,936	130,212
Franklin BSP Realty Trust Inc	2,227	29,396
Franklin Street Properties Corp	6,376	36,853
The GEO Group Inc*,#	6,097	36,338
Getty Realty Corp	2,449	67,470

Security Description	Shares	Value

Columbia Banking System Inc	4,632	$169,670
Community Bank System Inc	3,471	253,175
Customers Bancorp Inc*	1,891	116,391
CVB Financial Corp	8,520	200,902
Dime Community Bancshares Inc	1,639	55,710
Eagle Bancorp Inc	2,155	129,128
FB Financial Corp	2,073	92,124
First BanCorp/Puerto Rico	13,249	187,076
First Bancorp/Southern Pines NC	2,219	99,589
First Commonwealth Financial Corp	6,398	103,328
First Financial Bancorp	6,297	154,780
First Hawaiian Inc	7,746	225,176
Flagstar Bancorp Inc	3,398	154,881
Hanmi Financial Corp	2,228	58,195
Heritage Financial Corp	2,370	62,141
Hilltop Holdings Inc	3,970	122,752
HomeStreet Inc	1,321	67,979
Hope Bancorp Inc	8,287	140,548
Independent Bank Corp	3,019	259,664
Independent Bank Group Inc	2,447	188,786
Lakeland Financial Corp	1,632	130,903
Meta Financial Group Inc	2,085	115,488
National Bank Holdings Corp	2,037	90,402
NBT Bancorp Inc	2,917	111,925
OFG Bancorp	3,389	95,502
Old National Bancorp	19,082	348,816
Park National Corp	928	124,408
Preferred Bank	877	68,827
Renasant Corp	3,777	137,898
S&T Bancorp Inc	2,541	79,000
Seacoast Banking Corp of Florida	3,573	130,950
ServisFirst Bancshares Inc(a)	3,122	272,800
Simmons First National Corp	6,990	199,355
Southside Bancshares Inc	2,091	87,174
Tompkins Financial Corp	798	63,122
TrustCo Bank Corp NY	1,388	47,428
Trustmark Corp	3,968	124,952
United Community Banks Inc	6,727	260,066
Veritex Holdings Inc	3,196	129,853
Walker & Dunlop Inc	1,860	257,331
Westamerica BanCorp	1,810	107,369
		6,782,211
Diversified Financial Service (2.26%)
B Riley Financial Inc	1,016	60,503
Blucora Inc*	3,171	63,103
Brightsphere Investment Group Inc	2,941	70,202
Encore Capital Group Inc*	1,980	130,660
Enova International Inc*	2,418	98,582
EZCORP Inc*	4,257	25,499
Greenhill & Co Inc	1,066	18,847
LendingTree Inc*	727	87,974
Mr Cooper Group Inc*	4,570	232,293
Piper Sandler Cos	918	135,873
PRA Group Inc*	3,048	136,032
StoneX Group Inc*	1,067	80,505

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Insight Enterprises Inc*	2,270	$236,080
Kulicke & Soffa Industries Inc	4,014	209,691
LivePerson Inc*	4,137	83,898
Loyalty Ventures Inc*	1,264	30,336
ManTech International Corp	1,815	151,317
MaxLinear Inc*	4,450	273,008
NetScout Systems Inc*	4,707	146,529
NextGen Healthcare Inc*	3,468	67,730
OneSpan Inc*	2,332	32,135
Onto Innovation Inc*	3,158	272,251
PDF Solutions Inc*	1,992	54,501
Photronics Inc*	4,101	75,540
Pitney Bowes Inc	9,991	49,755
Progress Software Corp	2,859	126,025
Rambus Inc*	7,226	195,102
Simulations Plus Inc	871	34,309
SMART Global Holdings Inc*	2,976	81,691
SPS Commerce Inc*,(a)	2,276	295,538
Tabula Rasa HealthCare Inc*	1,408	8,026
TTEC Holdings Inc	1,178	93,651
Ultra Clean Holdings Inc*	2,695	123,458
Unisys Corp*	3,709	79,261
Veeco Instruments Inc*	3,502	100,052
Xperi Holding Corp	6,977	120,842
Total Technology		4,942,961

Utilities (1.93%)
American States Water Co	2,386	200,806
Avista Corp	4,542	202,709
California Water Service Group	3,304	188,097
Chesapeake Utilities Corp	1,162	154,488
Middlesex Water Co	1,127	112,689
Northwest Natural Holding Co	2,034	105,788
South Jersey Industries Inc	6,618	224,549
Unitil Corp	1,026	51,803
Total Utilities		1,240,929

Total Common Stock (Cost $42,546,547)		63,945,673

Right (0.00%)
Lantheus Holdings Inc*,(b)	6,190	—

Collateral Received for Securities on Loan (1.98%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.13% (Cost $1,277,388)		1,277,388

Total Investments (Cost $43,823,935) (101.39%)		65,223,061
Liabilities in Excess of Other Assets (-1.39%)		(895,454)
Net Assets (100.00%)		$64,327,607

Security Description	Shares	Value

Knowles Corp*	6,051	$131,791
Lindsay Corp	723	94,865
Marten Transport Ltd	3,797	65,498
Materion Corp	1,352	112,960
Matson Inc	2,761	305,835
Matthews International Corp	2,048	67,953
Mesa Laboratories Inc	287	73,280
Moog Inc	1,898	157,743
Mueller Industries Inc	3,631	207,149
Myers Industries Inc	2,544	42,281
MYR Group Inc*	1,085	97,379
National Presto Industries Inc	360	28,620
NV5 Global Inc*	742	79,580
O-I Glass Inc*	10,182	130,126
Olympic Steel Inc	587	15,714
OSI Systems Inc*	1,130	91,157
Park Aerospace Corp	1,578	21,887
PGT Innovations Inc*	3,924	84,405
Plexus Corp*	1,863	151,779
Powell Industries Inc	713	15,073
Proto Labs Inc*	1,786	100,427
Sanmina Corp*	4,330	172,247
SPX Corp*	2,989	151,542
SPX FLOW Inc	2,726	234,136
Standex International Corp	817	86,545
Sturm Ruger & Co Inc	1,189	86,095
Tennant Co	1,234	97,215
TimkenSteel Corp*	2,857	51,512
Tredegar Corp	1,767	20,338
Triumph Group Inc*	3,587	89,818
TTM Technologies Inc*	6,638	83,440
UFP Industries Inc(a)	3,958	339,398
US Ecology Inc*	1,822	86,436
Total Industrial		10,082,164

Technology (7.68%)
3D Systems Corp*	8,262	147,229
8x8 Inc*	6,972	90,357
Agilysys Inc*	1,424	59,851
Allscripts Healthcare Solutions Inc*	7,943	154,571
Apollo Medical Holdings Inc*	2,391	115,055
Bottomline Technologies DE Inc*	2,588	146,584
CEVA Inc*	1,480	60,340
Cohu Inc*	2,793	87,086
Computer Programs and Systems Inc*	894	27,517
Consensus Cloud Solutions Inc*	1,021	56,829
CSG Systems International Inc	2,212	136,525
Diebold Nixdorf Inc*	5,500	47,850
Digi International Inc*	2,028	40,722
Diodes Inc*	2,808	251,569
Donnelley Financial Solutions Inc*	1,960	62,916
Ebix Inc	1,594	47,039
ExlService Holdings Inc*	2,165	261,510
FormFactor Inc*	5,154	208,685

Security Description	Shares	Value

WSFS Financial Corp	4,209	$213,943
		1,467,719

Total Financial		17,473,226

Industrial (15.67%)
AAON Inc	2,637	154,423
AAR Corp*	2,190	98,419
Advanced Energy Industries Inc	2,477	212,650
Aerojet Rocketdyne Holdings Inc*	4,783	185,341
AeroVironment Inc*	1,474	104,728
Alamo Group Inc	650	90,422
Albany International Corp	2,054	180,382
American Woodmark Corp*	1,115	59,742
Apogee Enterprises Inc	1,741	78,467
Applied Industrial Technologies Inc	2,506	253,357
ArcBest Corp	1,691	156,722
Arcosa Inc	3,115	164,067
Astec Industries Inc	1,504	74,899
AZZ Inc	1,735	85,414
Badger Meter Inc	1,884	187,288
Barnes Group Inc	3,125	145,156
Benchmark Electronics Inc	2,427	63,442
Boise Cascade Co	2,535	202,648
Brady Corp	3,226	148,654
Chart Industries Inc*,#,(a)	2,263	326,776
CIRCOR International Inc*	1,426	38,416
Comfort Systems USA Inc	2,340	201,193
Comtech Telecommunications Corp	1,747	35,953
CTS Corp	2,147	81,457
Dorian LPG Ltd	2,072	28,552
DXP Enterprises Inc*	1,147	32,930
Encore Wire Corp	1,373	159,845
Enerpac Tool Group Corp	3,859	66,568
EnPro Industries Inc	1,372	151,524
ESCO Technologies Inc	1,684	117,156
Exponent Inc(a)	3,308	313,465
Fabrinet*	2,343	234,605
FARO Technologies Inc*	1,177	64,429
Federal Signal Corp	4,041	145,921
Forward Air Corp	1,722	177,676
Franklin Electric Co Inc	2,481	209,793
Gibraltar Industries Inc*	2,180	105,338
Granite Construction Inc	3,111	94,170
The Greenbrier Cos Inc	2,166	96,235
Griffon Corp	3,050	70,303
Harsco Corp*	5,252	62,551
Haynes International Inc	896	32,758
Heartland Express Inc	3,348	48,077
Hillenbrand Inc	4,641	221,422
Hub Group Inc*	2,241	189,140
Ichor Holdings Ltd*	1,611	56,756
Insteel Industries Inc	1,310	48,614
Itron Inc*	2,868	136,718
John Bean Technologies Corp	2,052	232,635
Kaman Corp	1,860	80,743

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2022. The aggregate amount of securities on loan at February 28, 2022 is $1,297,945.

(a)A portion of these securities, a total of $4,949,903, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at February 28, 2022:
Contracts - $50 times premium / delivery month / commitment / exchange
Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / MAR 2022 / Long / CME	$304,960	$306,675	$1,715

Shelton Equity Income FundPortfolio of Investments (Unaudited) 2/28/22

Security Description	Shares	Value

Common Stock (85.94%)

Basic Materials (1.90%)
Dow Inc	42,800	$2,523,488
Freeport-McMoRan Inc	15,300	718,335
Linde PLC	3,700	1,084,988
Newmont Corp	10,000	662,000
Sensient Technologies Corp	8,500	698,105
Total Basic Materials		5,686,916

Communications (14.19%)
Alphabet Inc - Class A*	1,600	4,321,824
Alphabet Inc - Class C*	1,600	4,316,512
Amazon.com Inc*	2,000	6,142,520
AT&T Inc	150,000	3,553,500
Booking Holdings Inc*	1,200	2,606,700
Cisco Systems Inc	69,500	3,876,015
Comcast Corp	120,000	5,611,200
eBay Inc	29,000	1,583,110
Meta Platforms Inc*	9,000	1,899,270
Motorola Solutions Inc	8,000	1,763,440
T-Mobile US Inc*	15,600	1,922,076
Verizon Communications Inc	54,300	2,914,281
The Walt Disney Co*	13,300	1,974,518
Total Communications		42,484,966

Consumer, Cyclical (9.57%)
Amerityre Corp*	20,000,000	840,000
Costco Wholesale Corp	9,400	4,880,950
DR Horton Inc	28,300	2,416,820
Ford Motor Co	80,000	1,404,800
Hilton Worldwide Holdings Inc*	14,000	2,084,040
LKQ Corp	40,000	1,878,000
Lowe’s Cos Inc	15,700	3,470,642
NIKE Inc	17,600	2,403,280
Southwest Airlines Co*	41,400	1,813,320
Starbucks Corp	25,000	2,294,750
Target Corp	12,000	2,397,240
The TJX Cos Inc	42,000	2,776,200
Total Consumer, Cyclical		28,660,042

Security Description	Shares	Value

Consumer, Non-Cyclical (19.93%)
Abbott Laboratories	29,200	$3,522,104
AbbVie Inc	16,400	2,423,428
AmerisourceBergen Corp	36,000	5,131,080
Biogen Inc*	4,800	1,012,848
Bristol-Myers Squibb Co	69,800	4,793,166
The Coca-Cola Co	82,200	5,116,128
Colgate-Palmolive Co	7,400	569,430
Conagra Brands Inc	70,000	2,447,900
Gilead Sciences Inc	7,000	422,800
HCA Healthcare Inc	8,000	2,002,480
Johnson & Johnson	12,600	2,073,582
McKesson Corp	19,300	5,306,728
Merck & Co Inc	61,800	4,732,644
Organon & Co	1,000	37,330
PayPal Holdings Inc*	10,300	1,152,879
Pfizer Inc	72,000	3,379,680
Sprouts Farmers Market Inc*	110,000	3,132,800
The Estee Lauder Cos Inc	6,400	1,896,512
The Procter & Gamble Co	31,500	4,910,535
UnitedHealth Group Inc	11,700	5,567,679
Total Consumer, Non-Cyclical		59,631,733

Energy (3.89%)
BP PLC	25,200	736,092
Chevron Corp	35,000	5,040,000
ConocoPhillips	15,000	1,422,900
Exxon Mobil Corp	40,000	3,136,800
Schlumberger NV	20,000	784,800
Shell PLC	10,000	523,900
Total Energy		11,644,492

Financial (13.34%)
Banks (5.75%)
Bank of America Corp	90,000	3,978,000
Citigroup Inc	21,800	1,291,214
The Goldman Sachs Group Inc	6,300	2,150,127
JPMorgan Chase & Co	38,400	5,445,120
Morgan Stanley	12,100	1,097,954
US Bancorp	10,000	565,400
Wells Fargo & Co	50,000	2,668,500
		17,196,315

Security Description	Shares	Value

Diversified Financial Service (2.56%)
American Express Co	13,400	$2,606,836
Discover Financial Services	10,000	1,234,400
Visa Inc	17,700	3,825,324
		7,666,560
Insurance (1.52%)
Berkshire Hathaway Inc*	14,200	4,564,590
		4,564,590
Real Estate (3.51%)
American Tower Corp	14,000	3,176,180
CBRE Group Inc*	23,000	2,227,550
Public Storage	14,400	5,112,288
		10,516,018

Total Financial		39,943,483

Industrial (6.90%)
Atlas Corp	25,000	360,750
Caterpillar Inc	13,700	2,569,846
Deere & Co	4,700	1,692,094
Lockheed Martin Corp	5,300	2,299,140
Masco Corp	24,000	1,344,960
Raytheon Technologies Corp	43,700	4,487,990
The Boeing Co*	14,200	2,915,828
Union Pacific Corp	15,100	3,713,845
Westrock Co	28,200	1,276,614
Total Industrial		20,661,067

Technology (12.34%)
Adobe Inc*	8,700	4,068,816
Apple Inc	41,800	6,902,016
Fiserv Inc*	10,000	976,700
Intel Corp	26,000	1,240,200
Microsoft Corp	24,700	7,380,113
NetApp Inc	47,700	3,738,726
NVIDIA Corp	18,100	4,413,685
Oracle Corp	27,000	2,051,190
salesforce.com Inc*	12,200	2,568,466
Seagate Technology Holdings PLC	7,000	722,120
Texas Instruments Inc	17,000	2,889,830
Total Technology		36,951,862

See accompanying notes to financial statements.

Security Description	Shares	Value

Utilities (3.88%)
American Water Works Co Inc	11,300	$1,707,317
Dominion Energy Inc	24,400	1,940,532
NextEra Energy Inc	39,000	3,052,530
Public Service Enterprise Group Inc	31,000	2,009,730
The Southern Co	45,000	2,914,650
Total Utilities		11,624,759

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value

AbbVie Inc	3/18/2022	(44)	$145.00	$638,000	$(21,340)
American Express Co	3/18/2022	(25)	145.00	362,500	(5,050)
AmerisourceBergen Corp	3/18/2022	(60)	190.00	1,140,000	(47,400)
Boeing Co/The	3/18/2022	(42)	250.00	1,050,000	(882)
Booking Holdings Inc	3/18/2022	(3)	2,800.00	840,000	(249)
Bristol-Myers Squibb Co	3/18/2022	(95)	70.00	665,000	(6,745)
Citigroup Inc	3/18/2022	(118)	67.50	796,500	(1,534)
Conagra Brands Inc	3/18/2022	(50)	37.00	185,000	(650)
Dow Inc	3/18/2022	(33)	155.00	511,500	(5,973)
Hilton Worldwide Holdings Inc	3/18/2022	(128)	62.50	800,000	(5,632)
JPMorgan Chase & Co	3/18/2022	(20)	160.00	320,000	(2,900)
Merck & Co Inc	3/18/2022	(84)	160.00	1,344,000	(1,512)
NetApp Inc	3/18/2022	(44)	50.00	220,000	(748)
Newmont Corp	3/18/2022	(60)	82.50	495,000	(540)
Public Service Enterprise Group Inc	3/18/2022	(40)	70.00	280,000	(2,640)
Raytheon Technologies Corp	3/18/2022	(59)	95.00	560,500	(443)
Schlumberger NV	3/18/2022	(90)	70.00	630,000	(900)
Southwest Airlines Co	3/18/2022	(37)	100.00	370,000	(16,835)
Sprouts Farmers Market Inc	3/18/2022	(200)	29.00	580,000	(16,000)
T-Mobile US Inc	3/18/2022	(40)	45.00	180,000	(720)
The Walt Disney Co	3/18/2022	(78)	120.00	936,000	(37,440)
Wells Fargo & Co	3/18/2022	(100)	57.50	575,000	(3,900)
Westrock Co	3/18/2022	(82)	50.00	410,000	(1,230)
Total Written Call Options (Premiums Received $353,677)				$13,889,000	$(181,263)

Security Description	Shares	Value

Total Common Stock (Cost $241,742,117)		$257,289,320

Total Investments (Cost $241,742,117) (85.94%)		257,289,320
Other Net Assets (14.06%)		42,083,806
Net Assets (100.00%)		$299,373,126

*Non-income producing security.

(a)A portion of these securities, a total of $248,578,008, have been pledged or segregated in connection with written options.

Security Description	Shares	Value

Common Stock (99.07%)

Communications (28.58%)
Internet (23.03%)
Airbnb Inc*	29,784	$4,511,978
Alphabet Inc - Class A*	15,769	42,594,277
Alphabet Inc - Class C*	16,656	44,934,889
Amazon.com Inc*,(a)	26,585	81,649,446
Baidu Inc*	21,419	3,265,112
Booking Holdings Inc*	3,571	7,757,105
eBay Inc	54,202	2,958,887
JD.com Inc*	65,820	4,714,687

Security Description	Shares	Value

Match Group Inc*	24,310	$2,710,322
MercadoLibre Inc*	4,333	4,881,774
Meta Platforms Inc*	185,744	39,197,556
Netflix Inc*	38,524	15,198,488
Okta Inc*	12,676	2,317,680
Palo Alto Networks Inc*	8,473	5,035,080
Pinduoduo Inc*	35,703	1,851,558
VeriSign Inc*	9,260	1,979,047
		265,557,886
Media (2.61%)
Charter Communications Inc*	15,593	9,383,556
Comcast Corp	396,547	18,542,538

Security Description	Shares	Value

Sirius XM Holdings Inc#	344,861	$2,124,344
		30,050,438
Telecommunications (2.94%)
Cisco Systems Inc	366,814	20,457,217
T-Mobile US Inc*	108,632	13,384,549
		33,841,766

Total Communications		329,450,090

Consumer, Cyclical (9.45%)
Copart Inc*	20,628	2,534,769
Costco Wholesale Corp	38,426	19,952,701

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) 2/28/22

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Dollar Tree Inc*	19,086	$2,711,739
Fastenal Co	50,023	2,574,184
Lucid Group Inc*,#	141,385	4,097,337
Lululemon Athletica Inc*	10,837	3,467,190
Marriott International Inc*	27,968	4,758,476
O’Reilly Automotive Inc*	5,879	3,816,882
PACCAR Inc	30,194	2,772,111
Peloton Interactive Inc*	26,191	761,110
Ross Stores Inc	30,906	2,824,499
Starbucks Corp	102,035	9,365,793
Tesla Inc*	52,645	45,823,786
Walgreens Boots Alliance Inc	75,284	3,469,840
Total Consumer, Cyclical		108,930,417

Consumer, Non-Cyclical (11.09%)
Align Technology Inc*	6,858	3,507,593
Amgen Inc	48,988	11,094,802
Automatic Data Processing Inc	36,648	7,492,317
Biogen Inc*	12,488	2,635,093
Cintas Corp	8,993	3,375,253
Dexcom Inc*	8,323	3,444,973
Gilead Sciences Inc	107,722	6,506,409
IDEXX Laboratories Inc*	7,374	3,925,549
Illumina Inc*	13,593	4,439,474
Intuitive Surgical Inc*	31,069	9,020,263
Keurig Dr Pepper Inc	121,770	4,708,846
The Kraft Heinz Co	106,457	4,175,244
Moderna Inc*	34,818	5,348,045
Mondelez International Inc	121,323	7,944,230
Monster Beverage Corp*	45,440	3,835,136
PayPal Holdings Inc*	102,186	11,437,679
PepsiCo Inc	120,252	19,690,062
Regeneron Pharmaceuticals Inc*	9,078	5,613,472
Seagen Inc*	15,903	2,049,420
Verisk Analytics Inc	14,016	2,485,597
Vertex Pharmaceuticals Inc*	22,112	5,086,202
Total Consumer, Non-Cyclical		127,815,659

Industrial (1.55%)
CSX Corp	192,902	6,541,307
Honeywell International Inc	59,873	11,360,902
Total Industrial		17,902,209

Security Description	Shares	Value

Technology (47.36%)
Computers (13.63%)
Apple Inc(a)	860,059	$142,012,941
Cognizant Technology Solutions Corp	45,682	3,934,591
Crowdstrike Holdings Inc*	17,676	3,450,532
Fortinet Inc*	14,040	4,837,061
Zscaler Inc*	12,027	2,876,257
		157,111,382
Semiconductors (16.32%)
Advanced Micro Devices Inc*	142,181	17,536,612
Analog Devices Inc	46,739	7,491,794
Applied Materials Inc	78,529	10,538,592
ASML Holding NV	7,050	4,698,896
Broadcom Inc	35,799	21,029,765
Intel Corp	353,715	16,872,206
KLA Corp	13,186	4,595,321
Lam Research Corp	12,245	6,873,731
Marvell Technology Inc	70,731	4,833,049
Microchip Technology Inc	47,650	3,351,225
Micron Technology Inc	97,289	8,645,101
NVIDIA Corp	184,437	44,974,961
NXP Semiconductors NV	22,837	4,341,770
QUALCOMM Inc	97,408	16,753,202
Skyworks Solutions Inc	14,384	1,987,437
Texas Instruments Inc	80,321	13,653,767
		188,177,429
Software (17.41%)
Activision Blizzard Inc	66,888	5,451,372
Adobe Inc*	41,381	19,353,066
ANSYS Inc*	7,588	2,459,954
Atlassian Corp PLC*	12,058	3,686,372
Autodesk Inc*	18,880	4,157,942
Cadence Design Systems Inc*	24,103	3,649,917
Datadog Inc*,#	22,087	3,558,437
DocuSign Inc*	17,109	2,026,219
Electronic Arts Inc	24,596	3,199,694
Fiserv Inc*	56,698	5,537,694
Intuit Inc	24,627	11,682,310
Microsoft Corp(a)	393,584	117,598,962
NetEase Inc	25,083	2,391,413
Paychex Inc	31,361	3,733,841
Splunk Inc*	13,549	1,600,137
Synopsys Inc*	13,096	4,091,059

Security Description	Shares	Value

Workday Inc*	16,574	$3,796,275
Zoom Video Communications Inc*	21,068	2,793,617
		200,768,281

Total Technology		546,057,092

Utilities (1.04%)
American Electric Power Co Inc	43,252	3,920,794
Constellation Energy Corp	28,005	1,287,670
Exelon Corp	84,015	3,575,678
Xcel Energy Inc	46,849	3,154,343
Total Utilities		11,938,485

Total Common Stock (Cost $482,795,434)		1,142,093,952

Collateral Received for Securities on Loan (0.66%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.13% (Cost $7,615,725)		7,615,725

Total Investments (Cost $490,411,159) (99.73%)		1,149,709,677
Other Net Assets (0.27%)		3,134,636
Net Assets (100.00%)		$1,152,844,313

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2022. The aggregate amount of securities on loan at February 28, 2022 is $7,738,658.

(a)A portion of these securities, a total of $152,634,324, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2022:
Contracts - $20 times premium / delivery month / commitment / exchange
Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
39 / MAR 2022 / Long / CME	$11,363,680	$11,097,840	$(265,840)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

Security Description	Shares	Value

Common Stock (95.91%)

Basic Materials (1.51%)
Daqo New Energy Corp*	90,000	$4,316,400

Security Description	Shares	Value

Communications (3.56%)
SK Telecom Co Ltd	42,910	$1,075,754
Switch Inc	350,000	9,107,000
Total Communications		10,182,754

Security Description	Shares	Value

Consumer, Cyclical (6.09%)
Interface Inc	99,000	$1,291,950
QuantumScape Corp*	78,000	1,258,920
Steelcase Inc	150,000	1,825,500
Tesla Inc*	15,000	13,056,450
Total Consumer, Cyclical		17,432,820

Shelton Green Alpha FundPortfolio of Investments (Unaudited) 2/28/22

Shelton Green Alpha FundPortfolio of Investments (Unaudited) (Continued) 2/28/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Consumer, Non-Cyclical (15.71%)
Block Inc*	19,000	$2,422,500
Caribou Biosciences Inc*	182,000	1,816,360
CRISPR Therapeutics AG*	150,000	9,205,500
Danone SA	110,000	1,335,400
Editas Medicine Inc*	145,000	2,482,400
Illumina Inc*	6,900	2,253,540
Intellia Therapeutics Inc*	68,300	6,751,455
Invitae Corp*	143,000	1,542,970
Moderna Inc*	57,000	8,755,200
Natural Grocers by Vitamin Cottage Inc	285,000	4,836,450
Personalis Inc*	43,924	461,202
Pluristem Therapeutics Inc*	128,532	231,358
Sprouts Farmers Market Inc*	100,000	2,848,000
Total Consumer, Non-Cyclical		44,942,335

Energy (20.54%)
Azure Power Global Ltd*	52,498	868,842
Canadian Solar Inc*	200,000	6,332,000
Enphase Energy Inc*	29,000	4,834,300
First Solar Inc*	62,000	4,667,980
JinkoSolar Holding Co Ltd*	299,000	15,132,389
Maxeon Solar Technologies Ltd*	200,000	2,168,000
SolarEdge Technologies Inc*	8,500	2,715,070
SunPower Corp*	331,000	5,934,830
Sunrun Inc*	30,000	818,400

Security Description	Shares	Value

TPI Composites Inc*	152,814	$2,066,045
Vestas Wind Systems A/S	1,220,000	13,224,800
Total Energy		58,762,656

Financial (16.05%)
Alexandria Real Estate Equities Inc	31,000	5,871,400
Digital Realty Trust Inc	30,000	4,047,600
Equinix Inc	5,900	4,187,407
Hannon Armstrong Sustainable Infrastructure Capital Inc	158,000	7,479,720
Horizon Technology Finance Corp	378,000	5,881,680
Hudson Pacific Properties Inc	307,000	8,104,800
Kilroy Realty Corp	72,000	5,156,640
Vornado Realty Trust	120,000	5,193,600
Total Financial		45,922,847

Industrial (2.44%)
ABB Ltd	110,000	3,704,800
Advanced Energy Industries Inc	19,000	1,631,150
Trex Co Inc*	18,000	1,653,120
Total Industrial		6,989,070

Technology (25.50%)
Analog Devices Inc	12,000	1,923,480

Security Description	Shares	Value

Apple Inc	18,000	$2,972,160
Applied Materials Inc	80,000	10,736,000
ASML Holding NV	9,400	6,265,194
Fortinet Inc*	10,500	3,617,460
Infineon Technologies AG	165,000	5,552,250
International Business Machines Corp	68,000	8,330,680
Lam Research Corp	15,000	8,420,250
QUALCOMM Inc	51,000	8,771,490
Rapid7 Inc*	19,000	1,965,740
Taiwan Semiconductor Manufacturing Co Ltd	111,000	11,878,110
Wolfspeed Inc*	24,000	2,465,280
Total Technology		72,898,094

Utilities (4.51%)
Brookfield Renewable Corp	345,000	12,892,650

Total Common Stock (Cost $230,794,527)		274,339,626

Total Investments (Cost $230,794,527) (95.91%)		274,339,626
Other Net Assets (4.09%)		11,703,832
Net Assets (100.00%)		$286,043,458

*Non-income producing security.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2022 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund		S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$49,590,304	$17,748,520	$32,690,675	$71,252,006		$80,626,370
Market value of investments (Note 1)	51,669,079	17,912,103	32,690,675	235,780,164	(a)	123,490,697	(b)
Cash	441,928	126,156	477,417	73,338		276,587
Cash held at broker	—	—	—	118,037		110,400
Interest receivable	403,576	53,948	—	—		—
Dividend receivable	—	—	—	310,939		90,795
Variation margin receivable	—	—	—	—		—
Receivable from investment advisor	—	6,593	5,427	—		—
Receivable for fund shares sold	66,985	23,610	8,713	30,229		9,009
Receivable for investment securities sold	—	—	—	—		—
Securities lending income receivable	—	—	—	16		143
Prepaid expenses	907	6,006	7,554	4,541		2,576
Total assets	$52,582,475	$18,128,416	$33,189,786	$236,317,264		$123,980,207

Liabilities
Written options, at value	—	—	—	—		—
Variation margin payable	—	—	—	5,965		3,130
Collateral for securities loaned	—	—	—	118,540		806,364
Payable to investment advisor	20,179	8,295	—	45,966		37,567
Payable for fund shares purchased	7,157	187	3,769	64,948		7,214
Distributions payable	80,443	16,868	—	—		—
Accrued 12b-1 fees	—	251	—	587		178
Accrued shareholder service fees	—	—	—	167		33
Accrued administration fees	2,955	1,013	1,995	13,461		6,876
Accrued CCO fees	3,733	—	—	5,740		2,310
Accrued custody fees	2,265	838	1,281	7,537		5,245
Accrued fund accounting fees	13,211	5,763	5,535	27,987		18,955
Accrued printing fees	4,076	3,450	621	4,225		5,135
Accrued state registration fees	10,397	21,409	7,286	12,727		17,601
Accrued transfer agent fees	2,836	2,108	—	6,772		9,377
Accrued trustee fees	536	311	350	518		580
Accrued expenses	839	—	—	32,993		16,848
Total liabilities	148,627	60,493	20,837	348,133		937,413

Net assets	$52,433,848	$18,067,923	$33,168,949	$235,969,131		$123,042,794

Net assets at February 28, 2022 consist of
Paid-in capital	$50,464,156	$17,985,956	$33,170,596	$67,668,938		$74,647,761
Distributable earnings/(loss)	1,969,692	81,967	(1,647)	168,300,193		48,395,033
Total net assets	$52,433,848	$18,067,923	$33,168,949	$235,969,131		$123,042,794

Net assets
Direct Shares	$52,433,848	$16,825,387	$33,168,949	$233,083,310		$122,161,263
K Shares		$1,242,536		$2,885,821		$881,531

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	4,682,233	1,645,479	33,177,291	3,377,105		4,540,235
K Shares (no par value, unlimited shares authorized)		121,283		41,943		34,136

Net asset value per share
Direct Shares	$11.20	$10.23	$1.00	$69.02		$26.91
K Shares		$10.24		$68.80		$25.82

(a)Includes securities on loan of $114,018.37.

(b)Includes securities on loan of $814,732.93.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2022 (Unaudited) (Continued)

	S&P SmallCap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$43,823,935		$241,742,117	$490,411,159		$230,794,527
Market value of investments (Note 1)	65,223,061	(a)	257,289,320	1,149,709,677	(b)	274,339,626
Cash	345,396		40,133,633	7,683,172		11,354,133
Cash held at broker	101,715		116,359	1,813,629		—
Dividend receivable	30,932		390,087	783,094		393,609
Variation margin receivable	5,387		—	300,496		—
Receivable from investment advisor	—		—	201,214		—
Receivable for fund shares sold	6,294		1,307,156	1,276,394		420,416
Receivable for investment securities sold	—		531,991	—		—
Securities lending income receivable	184		—	15,885		—
Prepaid expenses	1,314		38,698	101,432		45,152
Total assets	$65,714,283		$299,807,244	$1,161,884,993		$286,552,936

Liabilities
Written options, at value (proceeds $353,677)	—		181,263	—		—
Variation margin payable	—		—	—		—
Collateral for securities loaned	1,277,388		—	7,615,725		—
Payable to investment advisor	24,387		110,929	521,346		212,242
Payable for fund shares purchased	7,891		30,996	720,437		248,310
Distributions payable	—		126	—		2,475
Accrued 12b-1 fees	529		214	6,611		—
Accrued shareholder service fees	—		—	5,880		—
Accrued administration fees	3,571		16,245	65,853		15,539
Accrued CCO fees	2,052		2,419	—		—
Accrued custody fees	1,920		5,586	24,001		3,240
Accrued fund accounting fees	19,802		19,579	77,828		19,360
Accrued printing fees	5,310		—	—		—
Accrued state registration fees	18,509		—	—		—
Accrued transfer agent fees	3,839		53,112	2,665		—
Accrued trustee fees	549		590	334		644
Accrued expenses	20,929		13,059	—		7,668
Total liabilities	1,386,676		434,118	9,040,680		509,478

Net assets	$64,327,607		$299,373,126	$1,152,844,313		$286,043,458

Net assets at February 28, 2022 consist of
Paid-in capital	$40,823,727		$279,334,063	$468,580,088		$259,243,026
Distributable earnings/(loss)	23,503,880		20,039,063	684,264,225		26,800,432
Total net assets	$64,327,607		$299,373,126	$1,152,844,313		$286,043,458

Net assets
Direct Shares	$61,601,488		$298,300,102	$1,119,203,901		$286,043,458
K Shares	$2,726,119		$1,073,024	$33,640,412

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,503,055		17,034,151	35,362,743		7,628,624
K Shares (no par value, unlimited shares authorized)	114,967		63,590	1,104,462

Net asset value per share
Direct Shares	$24.61		$17.51	$31.65		$37.50
K Shares	$23.71		$16.87	$30.46

(a)Includes securities on loan of $1,297,945.45.

(b)Includes securities on loan of $7,738,657.72.

See accompanying notes to financial statements.

Statement of Operations February 28, 2022 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$705,763	$172,796	$11,154	$—	$—
Dividend income (net of foreign tax witheld: $-. $-. $-, $601, $359, respectively)	—	—	—	1,714,253	971,719
Other Income	—	—	—	—	—
Securities Lending Income	—	—	—	87	879
Total	705,763	172,796	11,154	1,714,340	972,598

Expenses
Management fees (Note 2)	136,967	47,712	92,025	307,030	256,485
Administration fees (Note 2)	19,903	6,933	13,409	89,220	46,582
Transfer agent fees	6,439	6,329	4,427	12,455	8,045
Accounting services	12,504	9,721	10,325	24,137	17,168
Custodian fees	736	680	1,383	5,571	4,709
Broker Fees	—	—	—	—	—
Legal and audit fees	6,459	6,184	6,607	9,054	7,695
CCO fees (Note 2)	1,695	752	1,417	8,313	4,295
Trustees fees	2,039	2,111	2,147	2,082	2,093
Insurance	826	311	589	3,612	1,826
Printing	6,091	6,369	4,576	5,131	4,879
Registration and dues	3,932	9,984	5,031	15,845	12,422
12b-1 fees Class K (Note 2)	—	1,691	—	4,578	1,507
Shareholder service fees Class K (Note 2)	—	1,691	—	4,578	1,507
Licensing fee	—	—	—	14,854	10,156
Total expenses	197,591	100,468	141,936	506,460	379,369
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	(25,768)	(130,782)	—	—
Net expenses	197,591	74,700	11,153	506,460	379,369
Net investment income	508,172	98,096	—	1,207,880	593,229

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	121,151	2,699	34	3,651,430	7,262,326
Net realized gain/(loss) from futures contracts	—	—	—	(37,060)	63,239
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(2,244,329)	(663,161)	—	(11,510,798)	(11,550,857)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(3,488)	(12,450)
Net realized and unrealized gain/(loss) on investments	(2,123,178)	(660,462)	34	(7,899,916)	(4,237,742)
Net increase/(decrease) in net assets resulting from operations	$(1,615,006)	$(562,366)	$34	$(6,692,036)	$(3,644,513)

See accompanying notes to financial statements.

Statement of Operations February 28, 2022 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$—	$(2,078)	$—	$—
Dividend income (net of foreign tax witheld: $690, $2,546, $7,234, $85,450, respectively)	569,756	1,772,926	4,177,520	4,592,074
Other Income	—	—	—	—
Securities Lending Income	3,208	—	56,736	—
Total	572,964	1,770,848	4,234,256	4,592,074

Expenses
Management fees (Note 2)	167,856	623,595	2,818,605	1,643,247
Administration fees (Note 2)	24,388	90,633	444,322	119,345
Transfer agent fees	6,521	62,600	58,710	15,289
Accounting services	17,493	20,967	77,150	23,598
Custodian fees	4,913	4,684	25,119	6,528
Broker Fees	—	84	—	—
Legal and audit fees	6,400	9,936	34,114	12,329
CCO fees (Note 2)	2,156	9,018	46,350	11,784
Trustees fees	2,124	2,133	2,157	1,940
Insurance	866	3,601	18,540	4,149
Printing	5,566	4,092	15,055	6,994
Registration and dues	10,546	20,531	23,901	22,373
12b-1 fees Class K (Note 2)	4,139	1,619	46,930	—
Shareholder service fees Class K (Note 2)	4,139	1,619	46,930	—
Licensing fee	11,217	—	120,561	—
Total expenses	268,324	855,112	3,778,444	1,867,576
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	(642,163)	—
Net expenses	268,324	855,112	3,136,281	1,867,576
Net investment income	304,640	915,736	1,097,975	2,724,498

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	2,606,529	9,667,110	26,780,937	(16,612,377)
Net realized gain/(loss) from futures contracts	(1,025)	—	(152,922)	—
Net realized gain/(loss) from written options contracts	—	1,595,621	—	—
Change in unrealized appreciation/(depreciation) of investments	(4,845,112)	(18,857,884)	(134,625,053)	(60,550,976)
Change in unrealized appreciation/(depreciation) of written options contracts	—	68,060	—	—
Change in unrealized appreciation/(depreciation) of futures	(3,940)	—	(517,375)	—
Net realized and unrealized gain/(loss) on investments	(2,243,548)	(7,527,093)	(108,514,413)	(77,163,353)
Net increase/(decrease) in net assets resulting from operations	$(1,938,908)	$(6,611,357)	$(107,416,438)	$(74,438,855)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Operations
Net investment income/(loss)	$508,172	$1,077,893	$98,096	$225,902	$0	$—
Net realized gain/(loss) from security transactions and foreign currency	121,151	(7,800)	2,699	(27,968)	34	99
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(2,244,329)	(508,332)	(663,161)	(702,215)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	(1,615,006)	561,761	(562,366)	(504,281)	34	99

Distributions to shareholders
Distributions
Direct shares	(523,020)	(1,113,278)	(102,595)	(212,316)	—	—
K shares	—	—	(4,502)	(9,672)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,329,962)	(3,903,210)	(1,492,784)	(2,748,931)	(4,106,924)	359,160
Total increase/(decrease)	(4,467,988)	(4,454,727)	(2,162,247)	(3,475,200)	(4,106,890)	359,259

Net assets
Beginning of year	$56,901,836	$61,356,563	$20,230,170	$23,705,370	$37,275,839	$36,916,580
End of year	$52,433,848	$56,901,836	$18,067,923	$20,230,170	$33,168,949	$37,275,839

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Operations
Net investment income/(loss)	$1,207,880	$2,339,010	$593,229	$1,181,328	$304,640	$351,192
Net realized gain/(loss) from security transactions and foreign currency	3,651,430	12,090,164	7,262,326	11,058,274	2,606,529	6,278,368
Net realized gain/(loss) from futures contracts	(37,060)	239,328	63,239	257,356	(1,025)	145,088
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(11,510,798)	43,881,882	(11,550,857)	29,519,269	(4,845,112)	17,942,160
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	(3,488)	675	(12,450)	(4,090)	(3,940)	5,955
Net increase/(decrease) in net assets resulting from operations	(6,692,036)	58,551,059	(3,644,513)	42,012,138	(1,938,908)	24,722,763

Distributions to shareholders
Distributions
Direct shares	(12,177,713)	(16,261,973)	(11,594,303)	(9,209,366)	(5,642,912)	(2,389,079)
K shares	(178,967)	(247,914)	(109,755)	(96,641)	(296,868)	(110,067)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	7,538,693	6,220,011	4,925,650	1,204,724	4,175,600	(3,446,948)
Total increase/(decrease)	(11,510,023)	48,261,183	(10,422,921)	33,910,855	(3,703,088)	18,776,669

Net assets
Beginning of year	$247,479,154	$199,217,971	$133,465,715	$99,554,860	$68,030,695	$49,254,026
End of year	$235,969,131	$247,479,154	$123,042,794	$133,465,715	$64,327,607	$68,030,695

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Operations
Net investment income/(loss)	$915,736	$1,826,988	$1,097,975	$2,297,692	$2,724,498	$(784,405)
Net realized gain/(loss) from security transactions and foreign currency	9,667,110	20,952,907	26,780,937	28,527,403	(16,612,377)	13,723,761
Net realized gain/(loss) from futures contracts	—	—	(152,922)	4,933,218	—	—
Net realized gain/(loss) from written options contracts	1,595,621	3,533,808	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(18,857,884)	21,613,026	(134,625,053)	238,590,585	(60,550,976)	61,988,914
Change in unrealized appreciation/(depreciation) of written options contracts	68,060	862,250	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	(517,375)	(2,230,480)	—	—
Net increase/(decrease) in net assets resulting from operations	(6,611,357)	48,788,979	(107,416,438)	272,118,418	(74,438,855)	74,928,270

Distributions to shareholders
Distributions
Direct shares	(17,743,754)	(37,688,727)	(30,822,577)	(11,939,334)	(15,166,306)	(1,627,679)
K shares	(100,738)	(311,732)	(996,505)	(356,386)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	96,025,478	65,595,167	65,384,248	46,645,486	32,107,018	178,633,704
Total increase/(decrease)	71,569,629	76,383,687	(73,851,272)	306,468,184	(57,498,143)	251,934,296

Net assets
Beginning of year	$227,803,497	$151,419,810	$1,226,695,585	$920,227,401	$343,541,601	$91,607,305
End of year	$299,373,126	$227,803,497	$1,152,844,313	$1,226,695,585	$286,043,458	$343,541,601

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund					Direct Shares
					Six Months Ended February 28, 2022		Year Ended August 31, 2021
					Shares	Value	Shares	Value
Shares sold					54,570	$629,418	224,330	$2,638,125
Shares issued in reinvestment of distributions					36,499	417,335	75,527	882,679
Shares repurchased					(293,912)	(3,376,715)	(633,962)	(7,424,014)
Net increase/(decrease)					(202,843)	$(2,329,962)	(334,105)	$(3,903,210)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2022		Year Ended August 31, 2021		Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	96,769	$1,004,510	221,155	$2,375,410	30,625	$318,158	48,585	$527,892
Shares issued in reinvestment of distributions	9,564	99,291	19,176	205,040	433	4,502	902	9,672
Shares repurchased	(241,057)	(2,503,136)	(473,981)	(5,101,816)	(40,298)	(416,109)	(71,433)	(765,129)
Net increase/(decrease)	(134,724)	$(1,399,335)	(233,650)	$(2,521,366)	(9,240)	$(93,449)	(21,946)	$(227,565)

US Treasury Trust Fund					Direct Shares
					Six Months Ended February 28, 2022		Year Ended August 31, 2021
					Shares/Value		Shares/Value
Shares sold					$17,945,154		$29,917,415
Shares issued in reinvestment of distributions					—		—
Shares repurchased					(22,052,078)		(29,558,255)
Net increase/(decrease)					$(4,106,924)		$359,160

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2022		Year Ended August 31, 2021		Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	128,702	$9,398,420	278,423	$17,953,823	939	$68,116	6,907	$448,791
Shares issued in reinvestment of distributions	141,928	10,237,935	219,356	13,267,106	2,489	178,875	4,125	247,775
Shares repurchased	(155,692)	(11,345,945)	(389,412)	(25,146,813)	(13,862)	(998,707)	(8,390)	(550,671)
Net increase/(decrease)	114,938	$8,290,410	108,367	$6,074,116	(10,434)	$(751,717)	2,642	$145,895

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2022		Year Ended August 31, 2021		Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	54,586	$1,571,874	196,007	$5,390,219	1,092	$30,235	7,210	$179,191
Shares issued in reinvestment of distributions	403,668	11,107,269	361,383	8,756,535	4,157	109,676	4,157	96,516
Shares repurchased	(257,561)	(7,435,349)	(486,413)	(12,868,533)	(16,726)	(458,055)	(13,245)	(349,204)
Net increase/(decrease)	200,693	$5,243,794	70,977	$1,278,221	(11,477)	$(318,144)	(1,878)	$(73,497)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2022		Year Ended August 31, 2021		Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	88,416	$2,321,329	164,822	$4,011,563	1,794	$45,410	14,916	$347,286
Shares issued in reinvestment of distributions	213,267	5,395,260	108,188	2,298,648	12,197	296,868	5,408	110,067
Shares repurchased	(119,205)	(3,079,412)	(419,087)	(9,932,361)	(31,975)	(803,855)	(12,477)	(282,151)
Net increase/(decrease)	182,478	$4,637,177	(146,077)	$(3,622,150)	(17,984)	$(461,577)	7,847	$175,202

Shelton Equity Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2022		Year Ended August 31, 2021		Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,236,291	$95,146,385	2,903,504	$53,322,694	1,226	$21,863	5,573	$97,092
Shares issued in reinvestment of distributions	896,048	16,287,904	2,086,577	35,806,151	5,739	100,739	18,782	311,732
Shares repurchased	(825,797)	(15,219,444)	(1,295,296)	(23,488,008)	(17,807)	(311,970)	(25,791)	(454,494)
Net increase/(decrease)	5,306,542	$96,214,845	3,694,785	$65,640,837	(10,842)	$(189,368)	(1,436)	$(45,670)

Nasdaq -100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2022		Year Ended August 31, 2021		Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,479,256	$154,122,546	8,638,021	$254,632,638	41,800	$1,418,311	291,079	$8,382,408
Shares issued in reinvestment of distributions	811,511	29,071,482	398,667	11,271,223	28,859	996,505	13,178	356,386
Shares repurchased	(3,444,086)	(117,247,729)	(7,529,671)	(218,241,936)	(90,314)	(2,976,867)	(335,991)	(9,755,233)
Net increase/(decrease)	1,846,681	$65,946,299	1,507,017	$47,661,925	(19,655)	$(562,051)	(31,734)	$(1,016,439)

Shelton Green Alpha Fund					Direct Shares
					Six Months Ended February 28, 2022		Year Ended August 31, 2021
					Shares	Value	Shares	Value
Shares sold					2,297,908	$101,427,061	6,825,503	$305,371,450
Shares issued in reinvestment of distributions					325,413	14,496,140	39,298	1,586,061
Shares repurchased					(1,995,745)	(83,816,182)	(2,953,863)	(128,323,807)
Net increase/(decrease)					627,576	$32,107,018	3,910,938	$178,633,704

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$11.65		$11.76	$11.72	$11.29	$11.65	$11.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.21	0.21	0.23	0.23	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.45)		(0.10)	0.06	0.45	(0.31)	(0.20)
Total from investment operations	(0.34)		0.11	0.27	0.68	(0.08)	0.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.22)	(0.21)	(0.23)	(0.24)	(0.27)
Distributions from capital gains	—		—	(0.02)	(0.02)	(0.04)	(0.06)
Total distributions	(0.11)		(0.22)	(0.23)	(0.25)	(0.28)	(0.33)
Net asset value, end of year or period	$11.20		$11.65	$11.76	$11.72	$11.29	$11.65

Total return	(2.94)%		0.96%	2.31%	6.10%	(0.74)%	0.43%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$52,434		$56,902	$61,357	$66,144	$68,253	$75,310
Ratio of expenses to average net assets	0.73	%(b)	0.74%	0.75%	0.77%	0.76%	0.69%
Ratio of net investment income/(loss) to average net assets	1.87	%(b)	1.82%	1.82%	2.01%	2.02%	2.20%
Portfolio turnover	5%		7%	9%	4%	12%	7%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$10.59		$10.94		$10.57	$9.98		$10.32		$10.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.12		0.13	0.15		0.14		0.14
Net gain/(loss) on securities (both realized and unrealized)	(0.35)		(0.35)		0.37	0.59		(0.33)		(0.26)
Total from investment operations	(0.30)		(0.23)		0.50	0.74		(0.19)		(0.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.12)		(0.13)	(0.15)		(0.15)		(0.17)
Total distributions	(0.06)		(0.12)		(0.13)	(0.15)		(0.15)		(0.17)
Net asset value, end of year or period	$10.23		$10.59		$10.94	$10.57		$9.98		$10.32

Total return	(2.84)%		(2.14)%		4.78%	7.48%		(1.88)%		(1.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$16,825		$18,846		$22,034	$17,263		$15,668		$18,316
Ratio of expenses to average net assets:
Before expense reimbursements	1.01	%(c)	1.00%		0.93%	0.99%		0.89%		0.81%
After expense reimbursements	0.75	%(b),(c)	0.75	%(b)	0.75%	0.76	%(b)	0.75	%(b)	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.79	%(c)	0.84%		1.07%	1.23%		1.29%		1.27%
After expense reimbursements	1.07	%(c)	1.10%		1.25%	1.47%		1.42%		1.34%
Portfolio turnover	9%		15%		10%	8%		13%		10%

U.S. Government Securities Fund K Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Year Ended August 31, 2020	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$10.61		$10.96		$10.59	$10.01		$10.35		$10.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.06		0.08	0.10		0.09		0.09
Net gain/(loss) on securities (both realized and unrealized)	(0.37)		(0.35)		0.37	0.58		(0.33)		(0.27)
Total from investment operations	(0.34)		(0.29)		0.45	0.68		(0.24)		(0.18)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.06)		(0.08)	(0.10)		(0.10)		(0.11)
Total distributions	(0.03)		(0.06)		(0.08)	(0.10)		(0.10)		(0.11)
Net asset value, end of year or period	$10.24		$10.61		$10.96	$10.59		$10.01		$10.35

Total return	(3.16)%		(2.61)%		4.28%	6.87%		(2.37)%		(1.67)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,243		$1,385		$1,672	$2,250		$3,691		$3,699
Ratio of expenses to average net assets:
Before expense reimbursements	1.52	%(c)	1.51%		1.44%	1.49%		1.39%		1.31%
After expense reimbursements	1.26	%(b),(c)	1.25	%(b)	1.26%	1.26	%(b)	1.25	%(b)	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.30	%(c)	0.33%		0.58%	0.75%		0.78%		0.77%
After expense reimbursements	0.57	%(c)	0.60%		0.76%	0.98%		0.92%		0.84%
Portfolio turnover	9%		15%		10%	8%		13%		10%

(a)Calculated based upon average shares outstanding.

(b)CCO fees are not included in the expense limitation.

(c)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	—		—		0.01		0.02		0.01		—
Net gain/(loss) on securities (both realized and unrealized)	—		—		—		—		—	(b)	—
Total from investment operations	—		—		0.01		0.02		0.01		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		(0.01)		(0.02)		(0.01)		—	(b)
Distributions from capital gains	—		—		—		—		—		—
Total distributions	—		—		(0.01)		(0.02)		(0.01)		—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.00%		0.67%		1.75%		0.98%		0.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,169		$37,276		$36,917		$37,479		$53,079		$57,149
Ratio of expenses to average net assets:
Before expense reimbursements	0.30	%(e)	0.77%		0.78%		0.77%		0.77%		0.71%
After expense reimbursements	0.06	%(c),(e)	0.07	%(c)	0.45	%(c)	0.55	%(c)	0.46	%(d)	0.52	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.24)%		(0.70)%		0.35%		1.51%		0.65%		(0.16)%
After expense reimbursements	0.00%		0.00%		0.68%		1.73%		0.96	%(d)	0.03	%(d)

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)CCO Fees are not included in the expense limitation.

(d)Includes an additional voluntary waiver of 12b-1 and shareholder servicing fees.

(e)Annualized.

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$74.67		$62.19	$56.00	$56.03	$48.26	$42.86
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.36		0.73	0.81	0.82	0.82	0.78
Net gain/(loss) on securities (both realized and unrealized)	(2.28)		16.93	10.49	0.44	8.48	5.89
Total from investment operations	(1.92)		17.66	11.30	1.26	9.30	6.67
LESS DISTRIBUTIONS
Dividends from net investment income	(0.38)		(0.77)	(0.85)	(0.88)	(0.77)	(0.83)
Distributions from capital gains	(3.35)		(4.41)	(4.26)	(0.41)	(0.76)	(0.44)
Total distributions	(3.73)		(5.18)	(5.11)	(1.29)	(1.53)	(1.27)
Net asset value, end of year or period	$69.02		$74.67	$62.19	$56.00	$56.03	$48.26

Total return	(2.76)%		30.46%	21.44%	2.40%	19.64%	15.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$233,083		$243,580	$196,133	$185,170	$182,362	$155,022
Ratio of expenses to average net assets:
Before expense reimbursements	0.41	%(b)	0.43%	0.48%	0.50%	0.50%	0.46%
After expense reimbursements	0.41	%(b)	0.43%	0.48%	0.50%	0.45%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.99	%(b)	1.09%	1.46%	1.52%	1.53%	1.63%
After expense reimbursements	0.99	%(b)	1.09%	1.46%	1.52%	1.58%	1.73%
Portfolio turnover	1%		9%	8%	3%	3%	5%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund K Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$74.45		$62.02	$55.92	$55.96	$48.24	$42.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.17		0.40	0.53	0.54	0.56	0.55
Net gain/(loss) on securities (both realized and unrealized)	(2.27)		16.89	10.47	0.45	8.48	5.89
Total from investment operations	(2.10)		17.29	11.00	0.99	9.04	6.44
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.45)	(0.64)	(0.62)	(0.56)	(0.64)
Distributions from capital gains	(3.35)		(4.41)	(4.26)	(0.41)	(0.76)	(0.44)
Total distributions	(3.55)		(4.86)	(4.90)	(1.03)	(1.32)	(1.08)
Net asset value, end of year or period	$68.80		$74.45	$62.02	$55.92	$55.96	$48.24

Total return	(3.01)%		29.82%	20.84%	1.88%	19.05%	15.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,886		$3,899	$3,085	$6,165	$9,919	$8,506
Ratio of expenses to average net assets:
Before expense reimbursements	0.91	%(b)	0.93%	0.98%	0.99%	1.00%	0.96%
After expense reimbursements	0.91	%(b)	0.93%	0.98%	0.99%	0.95%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.49	%(b)	0.59%	0.96%	1.02%	1.03%	1.13%
After expense reimbursements	0.49	%(b)	0.59%	0.96%	1.02%	1.08%	1.23%
Portfolio turnover	1%		9%	8%	3%	3%	5%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

S&P MidCap Index Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$30.45		$23.07	$23.85	$28.77	$25.75	$26.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.29	0.22	0.23	0.25	0.23
Net gain/(loss) on securities (both realized and unrealized)	(0.94)		9.30	0.80	(2.23)	4.61	2.95
Total from investment operations	(0.81)		9.59	1.02	(2.00)	4.86	3.18
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)		(0.22)	(0.24)	(0.24)	(0.22)	(0.21)
Distributions from capital gains	(2.51)		(1.99)	(1.56)	(2.68)	(1.62)	(3.91)
Total distributions	(2.73)		(2.21)	(1.80)	(2.92)	(1.84)	(4.12)
Net asset value, end of year or period	$26.91		$30.45	$23.07	$23.85	$28.77	$25.75

Total return	(2.80)%		44.10%	4.18%	(6.85)%	19.48%	13.01%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$122,161		$132,128	$98,496	$107,054	$124,728	$113,149
Ratio of expenses to average net assets:
Before expense reimbursements	0.59	%(b)	0.62%	0.66%	0.67%	0.66%	0.62%
After expense reimbursements	0.59	%(b)	0.62%	0.66%	0.67%	0.63%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.93	%(b)	0.99%	0.97%	0.95%	0.89%	0.85%
After expense reimbursements	0.93	%(b)	0.99%	0.97%	0.95%	0.92%	0.89%
Portfolio turnover	7%		19%	13%	13%	12%	34%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P MidCap Index Fund K Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$29.32		$22.29	$23.47	$28.37	$25.44	$26.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.14	0.11	0.11	0.11	0.10
Net gain/(loss) on securities (both realized and unrealized)	(0.91)		8.97	0.50	(2.19)	4.55	2.92
Total from investment operations	(0.85)		9.11	0.61	(2.08)	4.66	3.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.09)	(0.23)	(0.14)	(0.11)	(0.10)
Distributions from capital gains	(2.51)		(1.99)	(1.56)	(2.68)	(1.62)	(3.91)
Total distributions	(2.65)		(2.08)	(1.79)	(2.82)	(1.73)	(4.01)
Net asset value, end of year or period	$25.82		$29.32	$22.29	$23.47	$28.37	$25.44

Total return	(3.06)%		43.33%	2.37%	(7.27)%	18.86%	12.45%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$882		$1,338	$1,059	$3,077	$6,179	$5,442
Ratio of expenses to average net assets:
Before expense reimbursements	1.10	%(b)	1.12%	1.16%	1.17%	1.16%	1.12%
After expense reimbursements	1.10	%(b)	1.12%	1.16%	1.17%	1.13%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.43	%(b)	0.48%	0.49%	0.45%	0.39%	0.35%
After expense reimbursements	0.43	%(b)	0.48%	0.49%	0.45%	0.42%	0.39%
Portfolio turnover	7%		19%	13%	13%	12%	34%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

S&P SmallCap Index Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$27.78		$19.03	$20.52	$26.43	$22.33	$20.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.15	0.12	0.15	0.13	0.13
Net gain/(loss) on securities (both realized and unrealized)	(0.88)		9.61	(0.05)	(4.27)	6.38	2.36
Total from investment operations	(0.76)		9.76	0.07	(4.12)	6.51	2.49
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.12)	(0.15)	(0.15)	(0.12)	(0.12)
Distributions from capital gains	(2.25)		(0.89)	(1.41)	(1.64)	(2.29)	(0.91)
Total distributions	(2.41)		(1.01)	(1.56)	(1.79)	(2.41)	(1.03)
Net asset value, end of year or period	$24.61		$27.78	$19.03	$20.52	$26.43	$22.33

Total return	(2.90)%		52.93%	(0.18)%	(15.82)%	30.95%	12.12%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$61,601		$64,461	$46,948	$61,412	$78,902	$56,076
Ratio of expenses to average net assets:
Before expense reimbursements	0.77	%(b)	0.81%	0.83%	0.81%	0.80%	0.78%
After expense reimbursements	0.77	%(b)	0.81%	0.83%	0.81%	0.77%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.93	%(b)	0.59%	0.60%	0.70%	0.53%	0.56%
After expense reimbursements	0.93	%(b)	0.59%	0.60%	0.70%	0.56%	0.60%
Portfolio turnover	6%		14%	20%	14%	18%	31%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund K Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$26.85		$18.43	$19.96	$25.77	$21.85	$20.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.03	0.02	0.05	0.01	0.02
Net gain/(loss) on securities (both realized and unrealized)	(0.86)		9.30	(0.05)	(4.16)	6.23	2.31
Total from investment operations	(0.80)		9.33	(0.03)	(4.11)	6.24	2.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.02)	(0.09)	(0.06)	(0.03)	(0.04)
Distributions from capital gains	(2.25)		(0.89)	(1.41)	(1.64)	(2.29)	(0.91)
Total distributions	(2.34)		(0.91)	(1.50)	(1.70)	(2.32)	(0.95)
Net asset value, end of year or period	$23.71		$26.85	$18.43	$19.96	$25.77	$21.85

Total return	(3.15)%		52.18%	(0.74)%	(16.22)%	30.26%	11.59%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,726		$3,569	$2,306	$4,908	$9,851	$8,165
Ratio of expenses to average net assets:
Before expense reimbursements	1.28	%(b)	1.31%	1.33%	1.31%	1.31%	1.28%
After expense reimbursements	1.28	%(b)	1.31%	1.33%	1.31%	1.27%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.43	%(b)	0.10%	0.12%	0.21%	0.03%	0.06%
After expense reimbursements	0.43	%(b)	0.10%	0.12%	0.21%	0.06%	0.10%
Portfolio turnover	6%		14%	20%	14%	18%	31%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Shelton Equity Income Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$19.31		$18.68	$20.05	$24.53	$25.00	$26.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.18	0.25	0.36	0.37	0.43
Net gain/(loss) on securities (both realized and unrealized)	(0.49)		4.62	1.22	(0.51)	2.33	1.81
Total from investment operations	(0.42)		4.80	1.47	(0.15)	2.70	2.24
LESS DISTRIBUTIONS
Dividends from net investment income	(0.95)		(1.64)	(1.50)	(0.68)	(0.38)	(0.59)
Distributions from capital gains	(0.43)		(2.53)	(1.34)	(3.65)	(2.79)	(3.47)
Total distributions	(1.38)		(4.17)	(2.84)	(4.33)	(3.17)	(4.06)
Net asset value, end of year or period	$17.51		$19.31	$18.68	$20.05	$24.53	$25.00

Total return	(2.28)%		30.38%	7.99%	0.41%	11.32%	9.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$604,886		$226,412	$150,038	$148,997	$176,019	$176,929
Ratio of expenses to average net assets	0.69	%(b)	0.74%	0.84%	0.82%	0.78%	0.75%
Ratio of net investment income/(loss) to average net assets	0.73	%(b)	0.99%	1.33%	1.77%	1.52%	1.71%
Portfolio turnover	28%		108%	113%	21%	35%	9%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund K Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$18.69		$18.21	$19.74	$24.22	$24.75	$26.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.09	0.16	0.26	0.25	0.30
Net gain/(loss) on securities (both realized and unrealized)	(0.47)		4.48	1.19	(0.50)	2.29	1.79
Total from investment operations	(0.45)		4.57	1.35	(0.24)	2.54	2.09
LESS DISTRIBUTIONS
Dividends from net investment income	(0.94)		(1.56)	(1.54)	(0.59)	(0.28)	(0.48)
Distributions from capital gains	(0.43)		(2.53)	(1.34)	(3.65)	(2.79)	(3.47)
Total distributions	(1.37)		(4.09)	(2.88)	(4.24)	(3.07)	(3.95)
Net asset value, end of year or period	$16.87		$18.69	$18.21	$19.74	$24.22	$24.75

Total return	(2.51)%		29.73%	7.40%	(0.08)%	10.75%	8.57%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,073		$1,391	$1,382	$2,601	$5,370	$5,369
Ratio of expenses to average net assets	1.20	%(b)	1.24%	1.34%	1.32%	1.28%	1.25%
Ratio of net investment income/(loss) to average net assets	0.22	%(b)	0.49%	0.85%	1.27%	1.02%	1.22%
Portfolio turnover	28%		108%	113%	21%	35%	9%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$35.45		$27.78		$18.78		$18.85		$15.24		$12.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.07		0.10		0.11		0.10		0.10
Net gain/(loss) on securities (both realized and unrealized)	(2.93)		7.98		10.32		0.18		3.78		2.98
Total from investment operations	(2.90)		8.05		10.42		0.29		3.88		3.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.11)		(0.10)		(0.12)		(0.10)		(0.09)
Distributions from capital gains	(0.88)		(0.27)		(1.32)		(0.24)		(0.17)		—
Total distributions	(0.90)		(0.38)		(1.42)		(0.36)		(0.27)		(0.09)
Net asset value, end of year or period	$31.65		$35.45		$27.78		$18.78		$18.85		$15.24

Total return	(8.45)%		29.31%		58.98%		1.72%		25.73%		25.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,119,204		$1,188,238		$889,163		$607,521		$630,845		$460,021
Ratio of expenses to average net assets:
Before expense reimbursements	0.61	%(c)	0.63%		0.70%		0.74%		0.74%		0.70%
After expense reimbursements	0.51	%(b),(c)	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.51	%(b)	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.08	%(c)	0.11%		0.27%		0.40%		0.36%		0.53%
After expense reimbursements	0.20	%(c)	0.24%		0.47%		0.64%		0.59%		0.74%
Portfolio turnover	5%		7%		12%		18%		2%		4%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund K Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net asset value, beginning of year	$34.21		$26.88		$18.23		$18.31		$14.83		$11.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.05)		(0.07)		(0.01)		0.02		0.01		0.03
Net gain/(loss) on securities (both realized and unrealized)	(2.82)		7.70		10.01		0.18		3.67		2.91
Total from investment operations	(2.87)		7.63		10.00		0.20		3.68		2.94
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.03)		(0.03)		(0.04)		(0.03)		(0.04)
Distributions from capital gains	(0.88)		(0.27)		(1.32)		(0.24)		(0.17)		—
Total distributions	(0.88)		(0.30)		(1.35)		(0.28)		(0.20)		(0.04)
Net asset value, end of year or period	$30.46		$34.21		$26.88		$18.23		$18.31		$14.83

Total return	(8.68)%		28.66%		58.17%		1.24%		25.03%		24.70%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,640		$38,457		$31,064		$24,755		$28,573		$22,427
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%(c)	1.13%		1.20%		1.24%		1.24%		1.20%
After expense reimbursements	0.99	%(b),(c)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.01	%(b)	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.43	)%(c)	(0.38)%		(0.23)%		(0.10)%		(0.15)%		0.03%
After expense reimbursements	(0.30	)%(c)	(0.25)%		(0.03)%		0.14%		0.08%		0.24%
Portfolio turnover	5%		7%		12%		18%		2%		4%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

(c)Annualized.

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017
Net asset value, beginning of year	$49.07		$29.65	$18.44	$17.20	$17.32	$14.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.36		(0.08)	(0.01)	0.03	0.05	0.02
Net gain/(loss) on securities (both realized and unrealized)	(9.97)		19.95	11.24	1.47	0.34	2.77
Total from investment operations	(9.61)		19.87	11.23	1.50	0.39	2.79
LESS DISTRIBUTIONS
Dividends from net investment income	(0.36)		—	(0.02)	(0.02)	(0.05)	—
Distributions from capital gains	(1.60)		(0.45)	—	(0.24)	(0.46)	— (b)
Total distributions	(1.96)		(0.45)	(0.02)	(0.26)	(0.51)	—
Net asset value, end of year or period	$37.50		$49.07	$29.65	$18.44	$17.20	$17.32

Total return	(20.18)%		67.36%	60.93%	8.91%	2.19%	19.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$286,043		$343,542	$91,607	$56,567	$49,366	$40,256
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(c)	1.16%	1.28%	1.34%	1.30%	1.30%
After expense reimbursements	1.14	%(c)	1.16%	1.28%	1.34%	1.30%	1.30%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.66	%(c)	(0.35)%	(0.05)%	0.15%	0.30%	0.13%
After expense reimbursements	1.66	%(c)	(0.35)%	(0.05)%	0.15%	0.30%	0.13%
Portfolio turnover	5%		12%	27%	12%	13%	24%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)Annualized.

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Class K shares. Effective as of December 27, 2019, the United States Treasury Trust ceased offering Class K shares of the Fund. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees (the “Board”) and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s pricing committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020), or expected to be taken in the Fund’s 2021 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) The Funds adopted ASU No. 2017-08 – Premium on amortization on purchased callable debt securities which shortens the premium allocation for non-contingently callable debt securities. Management has assessed these changes and concluded these changes did not have a material impact on the Funds’ financial statements.”

(k) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 28, 2022 using a fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities

Green California Tax-Free Income Fund	$—	$51,669,079	$—	$51,669,079	$—	$—	$—
U.S. Government Securities Fund	—	17,912,103	—	17,912,103	—	—	—
The United States Treasury Trust Fund	—	32,690,675	—	32,690,675	—	—	—
S&P 500 Index Fund	235,661,624	—	—	235,661,624	12,113	—	—
S&P MidCap Index Fund	122,684,333	—	—	122,684,333	3,000	—	—
S&P SmallCap Index Fund	63,945,673	—	0	63,945,673	1,715	—	—
Shelton Equity Income Fund	257,289,320	—	—	257.289.320	—	—	181,263
Nasdaq-100 Index Fund	1,142,093,952	—	—	1,142,093,952	—	265,840	—
Shelton Green Alpha Fund	274,339,626	—	—	274,339,626	—	—	—

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of period end.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities, except those that are fair valued in the Basic Materials and Consumer Discretionary industries. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

Level 3 Securities – Small Cap Index Fund
Rights – Lantheus Holdings Inc

Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

(k)Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2022, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 3, 1, 3, and 39, respectively. The Shelton Equity Income Fund, Shelton MidCap Index Fund and Shelton Green Alpha Fund held no futures contracts at February 28, 2022. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended February 28, 2022:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable

S&P 500 Index Fund - Equity contracts	$5,965	$—
S&P MidCap Index Fund - Equity contracts	3,130	—
S&P SmallCap Index Fund - Equity contracts	—	5,387
Nasdaq-100 Index Fund - Equity contracts	—	300,496

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2022:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/(Depreciation) on Futures

S&P 500 Index Fund - Equity contracts	$(37,060)	$(3,488)
S&P MidCap Index Fund - Equity contracts	62,239	($12,450)
S&P SmallCap Index Fund - Equity contracts	(1,025)	(3,940)
Nasdaq-100 Index Fund - Equity contracts	(152,922)	($517,375)

The previously disclosed derivative instruments outstanding as of February 28, 2022, and their effect on the Statement of Operations for the period ending February 28, 2022, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value

S&P 500 Index Fund - Equity contracts	$984,309
S&P MidCap Index Fund - Equity contracts	984,793
S&P SmallCap Index Fund - Equity contracts	842,955
Nasdaq-100 Index Fund - Equity contracts	16,093,021

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets

Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2023, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the period ended August 31, 2021 are as follows:

	Contractual Expense Limitation
Fund	Direct Shares	K Shares	Expiration

U.S. Government Securities Fund	0.74%	1.24%	1/2/23
The United States Treasury Trust	0.53%	N/A	1/2/23
Nasdaq-100 Index Fund	0.49%	0.99%	1/2/23

At August 31, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,621,545. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/22	Expires 8/31/23	Expires 8/31/24	Total

U.S. Government Securities Fund	$43,929	$40,952	$54,782	$139,663
The United States Treasury Trust	104,345	126,233	89,114	319,692
Nasdaq-100 Index Fund	1,448,548	1,405,450	1,308,192	4,162,190
Total	$1,596,822	$1,572,625	$1,452,088	$4,621,545

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated. In additon to the unreimbursed amount expiring 8/31/2024, The United States Treasury Trust Fund had an additional voluntary waiver amount of $176,357 not subject to recoupment.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

For the period ended February 28, 2022, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees

U.S. Government Securities Fund	$1,691	$1,691
S&P 500 Index Fund	4,578	4,578
S&P MidCap Index Fund	1,507	1,507
S&P SmallCap Index Fund	4,139	4,139
Shelton Equity Income Fund	1,619	1,619
Nasdaq-100 Index fund	46,930	46,930

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 28, 2022 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)

Green California Tax-Free Income Fund	$2,443,180	$5,588,578	$2,443,180	$5,588,578
U.S. Government Securities Fund	1,617,875	2,958,901	—	—
S&P 500 Index Fund	2,762,631	5,722,171	2,762,631	5,722,171
S&P MidCap Index Fund	8,947,346	14,844,046	8,947,346	14,844,046
S&P SmallCap Index Fund	4,023,744	5,348,161	4,023,744	5,348,161
Equity Income Fund	110,774,005	65,248,361	110,774,005	65,248,361
Nasdaq-100 Index Fund	91,599,186	59,767,181	91,599,186	59,767,181
Green Alpha Fund	39,750,642	14,685,603	39,750,642	14,685,603

Note 4 - OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 28, 2022, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value

Equity Contracts (written option contracts)	Written options, at value	$ 181,263

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended February 28, 2022 , was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$ 1,595,621	$ 68,060

Volume of derivative instruments held by the Funds during the period ended February 28, 2022, was as follows:

Derivative Type	Unit of Measurement	Average

Written Option Contracts	Contracts	$ (540,807)

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2021, there are permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase/(Decrease) Paid-In Capital	Increase/(Decrease) Accumulated Gain/(Loss)

U.S. Government Securities Fund	$(246,727)	$246,727
The United States Treasury Trust	(5,175)	5,175
S&P 500 Index Fund	(156)	156
Shelton Green Alpha Fund	63,071	(63,071)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2021 was as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings

Green California Tax-Free Income Fund	$50,614	$—	$—	$4,323,104	$(266,001)	$4,107,717
U.S. Government Securities Fund	—	23,445	—	826,744	(98,760)	751,429
The United States Treasury Trust	—	—	—	—	(1,680)	(1,680)
S&P 500 Index Fund	—	569,935	10,734,020	176,038,690	6,267	187,348,912
S&P MidCap Index Fund	—	2,711,036	6,661,818	54,370,731	20	63,743,605
S&P SmallCap Index Fund	—	711,965	4,475,340	26,203,443	(8,182)	31,382,566
Equity Income Fund	—	4,936,702	5,576,546	33,981,924	(257)	44,494,915
Nasdaq-100 Index Fund	—	2,136,047	28,065,092	793,298,981	(376)	823,499,744
Green Alpha Fund	—	1,221,910	11,087,608	104,096,074	(8)	116,405,584

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2020-August 31, 2021 to the period ending August 31, 2022.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2021.

Capital Losses: Capital loss carry forwards, as of August 31, 2021, available to offset future capital gains, if any, are as follows:

Expiring	U.S. Government Securities Fund	Green California Tax-Free Income Fund	United States Treasury Trust Fund

Long Term with No Expiration	$(50,600)	$(163,784)	$(1,680)
Short Term with No Expiration	(30,120)	(717)	—
Total	$(80,720)	$(164,501)	$(1,680)

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

Shelton Funds Notes to Financial Statements (Unaudited)February 28, 2022

The tax character of distributions paid during the years ended August 31, 2021 and 2020 were as follows:

Fund	Year	Ordinary Income	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions

Green California Tax-Free Income Fund	2020	$—	$86,780	$1,137,898	$1,224,678
	2021	—	—	1,113,278	1,113,278
U.S. Government Securities Fund	2020	270,782	—	—	270,782
	2021	221,988	—	—	221,988
The United States Treasury Trust	2020	261,524	—	—	261,524
	2021	—	—	—	—
S&P 500 Index Fund	2020	2,808,286	14,466,128	—	17,274,414
	2021	3,842,509	12,667,378	—	16,509,887
S&P MidCap Index Fund	2020	1,093,967	7,058,757	—	8,152,724
	2021	1,575,207	7,730,800	—	9,306,007
S&P SmallCap Index Fund	2020	377,203	4,464,022	—	4,841,225
	2021	728,736	1,770,410	—	2,499,146
Shelton Equity Income Fund	2020	11,953,734	9,784,795	—	21,738,529
	2021	17,038,360	20,962,099	—	38,000,459
Nasdaq-100 Index Fund	2020	5,487.003	41,231,826	—	46,718,829
	2021	8,707,486	3,588,234	—	12,295,720
Green Alpha Fund	2020	—	51,691	—	51,691
	2021	—	1,627,679	—	1,627,679

(a)The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the period ended August 31, 2021.

Note 6 – SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of the period ended February 28, 2022, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*

S&P 500 Index Fund	$114,018	$118,540
S&P MidCap Index Fund	814,733	806,364	^
S&P SmallCap Index Fund	1,297,945	1,277,388	^
Nasdaq-100 Index Fund	7,738,658	7,615,725	^

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

^Due to market movements as of February 28, 2022, the collateral received was less than the required 100%. Additional collateral was pledged to the Fund to meet the requirement on March 1, 2022.

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there was a subsequent event requiring recognition or disclosure.

On March 4, 2022, the Trust issued a new Institutional share class for the Nasdaq-100 Index Fund with the ticker NQQQX. The management fee for the fund is 0.25% as of March 4, 2022. Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.49%, 0.99%, and 0.38% for the Direct Class, Class K and Institutional Class shares, respectively, until March 4, 2023.

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of February 28, 2022. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2021 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Liquidity Risk Management Disclosure (Unaudited)

The Shelton Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of investment, operations and legal and compliance professionals from Shelton Capital Management. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on November 11, 2021, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period October 1, 2020 through September 30, 2021(“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that each Fund’s investment strategy continues to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Trust’s investment portfolios, is found in the Trust’s Prospectus and Statement of Additional Information.

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

(a) Not applicable.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: May 04, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: May 04, 2022

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: May 04, 2022